Investment Risks	Oct. 13, 2026
Corgi FTSE 7-10 Year U.S. Treasury Bond ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi FTSE 7-10 Year U.S. Treasury Bond ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.
Corgi FTSE 7-10 Year U.S. Treasury Bond ETF | Corgi Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.
Corgi FTSE 7-10 Year U.S. Treasury Bond ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.
Corgi FTSE 7-10 Year U.S. Treasury Bond ETF | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.
Corgi FTSE 7-10 Year U.S. Treasury Bond ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.
Corgi FTSE 7-10 Year U.S. Treasury Bond ETF | AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.
Corgi FTSE 7-10 Year U.S. Treasury Bond ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]	• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.
Corgi FTSE 7-10 Year U.S. Treasury Bond ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]	• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.
Corgi FTSE 7-10 Year U.S. Treasury Bond ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]	• Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.
Corgi FTSE 7-10 Year U.S. Treasury Bond ETF | Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.
Corgi FTSE 7-10 Year U.S. Treasury Bond ETF | Index Calculation and Methodology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.
Corgi FTSE 7-10 Year U.S. Treasury Bond ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.
Corgi FTSE 7-10 Year U.S. Treasury Bond ETF | Corgi Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.
Corgi FTSE 7-10 Year U.S. Treasury Bond ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.
Corgi FTSE 7-10 Year U.S. Treasury Bond ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.
Corgi FTSE 7-10 Year U.S. Treasury Bond ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.
Corgi FTSE 7-10 Year U.S. Treasury Bond ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.
Corgi FTSE 7-10 Year U.S. Treasury Bond ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.
Corgi FTSE 7-10 Year U.S. Treasury Bond ETF | Operational and Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.
Corgi FTSE 7-10 Year U.S. Treasury Bond ETF | Passive Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.
Corgi FTSE 7-10 Year U.S. Treasury Bond ETF | Sampling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sampling Risk. Because the Fund uses representative sampling, it may hold fewer securities than the Index and may hold securities in different proportions. The selected portfolio may not match the Index's investment characteristics or performance. The Adviser's selection decisions and constraints on trading or security availability may cause the Fund to underperform the Index or increase tracking error compared with holding all Index securities in their Index weights.
Corgi FTSE 7-10 Year U.S. Treasury Bond ETF | Third-Party Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.
Corgi FTSE 7-10 Year U.S. Treasury Bond ETF | Tracking Difference and Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.
Corgi FTSE 7-10 Year U.S. Treasury Bond ETF | Unaffiliated Index Provider Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.
Corgi FTSE 7-10 Year U.S. Treasury Bond ETF | U.S. Treasury Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Changes in the U.S. government's financial condition or credit rating may cause the value of U.S. Treasury obligations to decline. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity, but the market value of such securities is not guaranteed and may fluctuate. Although U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal.
Corgi FTSE 7-10 Year U.S. Treasury Bond ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.
Corgi FTSE 7-10 Year U.S. Treasury Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment.
Corgi FTSE 7-10 Year U.S. Treasury Bond ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.
Corgi FTSE Aaa-A Intermediate Corporate Bond ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi FTSE Aaa-A Intermediate Corporate Bond ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.
Corgi FTSE Aaa-A Intermediate Corporate Bond ETF | Corgi Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.
Corgi FTSE Aaa-A Intermediate Corporate Bond ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.
Corgi FTSE Aaa-A Intermediate Corporate Bond ETF | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.
Corgi FTSE Aaa-A Intermediate Corporate Bond ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.
Corgi FTSE Aaa-A Intermediate Corporate Bond ETF | AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.
Corgi FTSE Aaa-A Intermediate Corporate Bond ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]	• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.
Corgi FTSE Aaa-A Intermediate Corporate Bond ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]	• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.
Corgi FTSE Aaa-A Intermediate Corporate Bond ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]	• Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.
Corgi FTSE Aaa-A Intermediate Corporate Bond ETF | Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.
Corgi FTSE Aaa-A Intermediate Corporate Bond ETF | Index Calculation and Methodology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.
Corgi FTSE Aaa-A Intermediate Corporate Bond ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.
Corgi FTSE Aaa-A Intermediate Corporate Bond ETF | Corgi Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.
Corgi FTSE Aaa-A Intermediate Corporate Bond ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.
Corgi FTSE Aaa-A Intermediate Corporate Bond ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.
Corgi FTSE Aaa-A Intermediate Corporate Bond ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.
Corgi FTSE Aaa-A Intermediate Corporate Bond ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.
Corgi FTSE Aaa-A Intermediate Corporate Bond ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.
Corgi FTSE Aaa-A Intermediate Corporate Bond ETF | Operational and Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.
Corgi FTSE Aaa-A Intermediate Corporate Bond ETF | Passive Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.
Corgi FTSE Aaa-A Intermediate Corporate Bond ETF | Sampling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sampling Risk. Because the Fund uses representative sampling, it may hold fewer securities than the Index and may hold securities in different proportions. The selected portfolio may not match the Index's investment characteristics or performance. The Adviser's selection decisions and constraints on trading or security availability may cause the Fund to underperform the Index or increase tracking error compared with holding all Index securities in their Index weights.
Corgi FTSE Aaa-A Intermediate Corporate Bond ETF | Third-Party Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.
Corgi FTSE Aaa-A Intermediate Corporate Bond ETF | Tracking Difference and Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.
Corgi FTSE Aaa-A Intermediate Corporate Bond ETF | Unaffiliated Index Provider Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.
Corgi FTSE Aaa-A Intermediate Corporate Bond ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.
Corgi FTSE Aaa-A Intermediate Corporate Bond ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk. During periods of falling interest rates, an issuer of a callable debt obligation held by the Fund may "call" or repay the debt obligation before its stated maturity, and the Fund may have to reinvest the proceeds in instruments with lower yields.
Corgi FTSE Aaa-A Intermediate Corporate Bond ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund's investments more than the market as a whole, to the extent that the Fund's investments are concentrated in the securities or other assets of one or more issuers, countries, industries, or asset classes.
Corgi FTSE Aaa-A Intermediate Corporate Bond ETF | Foreign Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Issuer Risk. The Fund may invest in securities of non-U.S. issuers. Investments in securities of non-U.S. issuers are subject to risks not typically associated with investments in U.S. securities, including adverse political, social, and economic developments and differing regulatory environments. When a foreign market in which the Fund's underlying securities trade is closed while the Exchange is open, events may cause the value of those securities to change from their last quoted prices in the closed market. As a result, the market price of Shares may differ from the underlying value of those Shares, and premiums or discounts to NAV may widen. Limited ability to trade the underlying securities during these periods may also impair arbitrage and price discovery.
Corgi FTSE Aaa-A Intermediate Corporate Bond ETF | Corporate Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Corporate Bond Risk. Corporate bonds are subject to the risk that the issuer may not be able to make timely interest and principal payments. The value of corporate bonds may be affected by factors such as credit ratings, business and financial conditions of the issuer, and overall market conditions.
Corgi FTSE Aaa-A Intermediate Corporate Bond ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund may invest up to 10% of its assets in futures, options, and swap contracts that the Adviser believes will help the Fund track the Index. Derivatives can be more volatile than the underlying securities and may behave in unexpected ways, especially in unusual market conditions. The use of derivatives may magnify gains or losses, create counterparty risk if a derivatives counterparty fails to perform, expose the Fund to settlement delays and collateral requirements, and result in tax treatment that differs from direct holdings of the underlying securities. The Fund's use of derivatives may also produce tracking error relative to the Index, particularly if the cost or availability of the derivative differs materially from the underlying exposure.
Corgi FTSE Aaa-A Intermediate Corporate Bond ETF | Financial Services Industries Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Financial Services Industries Risk. Financial services issuers, including banks, insurers and other financial companies, are sensitive to credit losses, changes in interest rates, funding availability, borrower defaults, regulatory requirements and confidence in the financial system. Adverse developments affecting these issuers may have a greater effect on the Fund when its exposure to these industries is substantial.
Corgi FTSE Aaa-A Intermediate Corporate Bond ETF | Investment Grade Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Grade Securities Risk. Investment-grade bonds are generally considered to present lower credit risk than below-investment-grade bonds, but they remain subject to credit risk, downgrade risk, and liquidity risk. Bonds rated at the lower end of investment grade may be more sensitive to changes in economic conditions and more likely to be downgraded to below investment grade (“fallen angels”), which can increase volatility and reduce liquidity.
Corgi FTSE Aaa-A Intermediate Corporate Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment.
Corgi FTSE Aaa-A Intermediate Corporate Bond ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.
Corgi FTSE BBB Rated Corporate Bond ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi FTSE BBB Rated Corporate Bond ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.
Corgi FTSE BBB Rated Corporate Bond ETF | Corgi Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.
Corgi FTSE BBB Rated Corporate Bond ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.
Corgi FTSE BBB Rated Corporate Bond ETF | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.
Corgi FTSE BBB Rated Corporate Bond ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.
Corgi FTSE BBB Rated Corporate Bond ETF | AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.
Corgi FTSE BBB Rated Corporate Bond ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]	• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.
Corgi FTSE BBB Rated Corporate Bond ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]	• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.
Corgi FTSE BBB Rated Corporate Bond ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]	• Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.
Corgi FTSE BBB Rated Corporate Bond ETF | Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.
Corgi FTSE BBB Rated Corporate Bond ETF | Index Calculation and Methodology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.
Corgi FTSE BBB Rated Corporate Bond ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.
Corgi FTSE BBB Rated Corporate Bond ETF | Corgi Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.
Corgi FTSE BBB Rated Corporate Bond ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.
Corgi FTSE BBB Rated Corporate Bond ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.
Corgi FTSE BBB Rated Corporate Bond ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.
Corgi FTSE BBB Rated Corporate Bond ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.
Corgi FTSE BBB Rated Corporate Bond ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.
Corgi FTSE BBB Rated Corporate Bond ETF | Operational and Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.
Corgi FTSE BBB Rated Corporate Bond ETF | Passive Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.
Corgi FTSE BBB Rated Corporate Bond ETF | Sampling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sampling Risk. Because the Fund uses representative sampling, it may hold fewer securities than the Index and may hold securities in different proportions. The selected portfolio may not match the Index's investment characteristics or performance. The Adviser's selection decisions and constraints on trading or security availability may cause the Fund to underperform the Index or increase tracking error compared with holding all Index securities in their Index weights.
Corgi FTSE BBB Rated Corporate Bond ETF | Third-Party Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.
Corgi FTSE BBB Rated Corporate Bond ETF | Tracking Difference and Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.
Corgi FTSE BBB Rated Corporate Bond ETF | Unaffiliated Index Provider Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.
Corgi FTSE BBB Rated Corporate Bond ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.
Corgi FTSE BBB Rated Corporate Bond ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk. During periods of falling interest rates, an issuer of a callable debt obligation held by the Fund may "call" or repay the debt obligation before its stated maturity, and the Fund may have to reinvest the proceeds in instruments with lower yields, which would result in a decline in the Fund's income, or in instruments with greater risks or with other less favorable features.
Corgi FTSE BBB Rated Corporate Bond ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund's investments more than the market as a whole, to the extent that the Fund's investments are concentrated in the securities or other assets of one or more issuers, countries, industries, or asset classes.
Corgi FTSE BBB Rated Corporate Bond ETF | Foreign Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Issuer Risk. The Fund may invest in securities of non-U.S. issuers. Investments in securities of non-U.S. issuers are subject to risks not typically associated with investments in U.S. securities, including adverse political, social, and economic developments and differing regulatory environments. When a foreign market in which the Fund's underlying securities trade is closed while the Exchange is open, events may cause the value of those securities to change from their last quoted prices in the closed market. As a result, the market price of Shares may differ from the underlying value of those Shares, and premiums or discounts to NAV may widen. Limited ability to trade the underlying securities during these periods may also impair arbitrage and price discovery.
Corgi FTSE BBB Rated Corporate Bond ETF | Corporate Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Corporate Bond Risk. Corporate bonds are subject to the risk that the issuer may not be able to make timely interest and principal payments. The value of corporate bonds may be affected by factors such as credit ratings, business and financial conditions of the issuer, and overall market conditions.
Corgi FTSE BBB Rated Corporate Bond ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund may invest up to 10% of its assets in futures, options, and swap contracts that the Adviser believes will help the Fund track the Index. Derivatives can be more volatile than the underlying securities and may behave in unexpected ways, especially in unusual market conditions. The use of derivatives may magnify gains or losses, create counterparty risk if a derivatives counterparty fails to perform, expose the Fund to settlement delays and collateral requirements, and result in tax treatment that differs from direct holdings of the underlying securities. The Fund's use of derivatives may also produce tracking error relative to the Index, particularly if the cost or availability of the derivative differs materially from the underlying exposure.
Corgi FTSE BBB Rated Corporate Bond ETF | Financial Services Industries Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Financial Services Industries Risk. Financial services issuers, including banks, insurers and other financial companies, are sensitive to credit losses, changes in interest rates, funding availability, borrower defaults, regulatory requirements and confidence in the financial system. Adverse developments affecting these issuers may have a greater effect on the Fund when its exposure to these industries is substantial.
Corgi FTSE BBB Rated Corporate Bond ETF | Investment Grade Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Grade Securities Risk. Investment-grade bonds are generally considered to present lower credit risk than below-investment-grade bonds, but they remain subject to credit risk, downgrade risk, and liquidity risk. Bonds rated at the lower end of investment grade may be more sensitive to changes in economic conditions and more likely to be downgraded to below investment grade (“fallen angels”), which can increase volatility and reduce liquidity.
Corgi FTSE BBB Rated Corporate Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment.
Corgi FTSE BBB Rated Corporate Bond ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.
Corgi FTSE High Yield Corporate Bond ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi FTSE High Yield Corporate Bond ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.
Corgi FTSE High Yield Corporate Bond ETF | Corgi Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.
Corgi FTSE High Yield Corporate Bond ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.
Corgi FTSE High Yield Corporate Bond ETF | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.
Corgi FTSE High Yield Corporate Bond ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.
Corgi FTSE High Yield Corporate Bond ETF | AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.
Corgi FTSE High Yield Corporate Bond ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]	• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.
Corgi FTSE High Yield Corporate Bond ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]	• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.
Corgi FTSE High Yield Corporate Bond ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]	• Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.
Corgi FTSE High Yield Corporate Bond ETF | Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.
Corgi FTSE High Yield Corporate Bond ETF | Index Calculation and Methodology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.
Corgi FTSE High Yield Corporate Bond ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.
Corgi FTSE High Yield Corporate Bond ETF | Corgi Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.
Corgi FTSE High Yield Corporate Bond ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.
Corgi FTSE High Yield Corporate Bond ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.
Corgi FTSE High Yield Corporate Bond ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.
Corgi FTSE High Yield Corporate Bond ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.
Corgi FTSE High Yield Corporate Bond ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.
Corgi FTSE High Yield Corporate Bond ETF | Operational and Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.
Corgi FTSE High Yield Corporate Bond ETF | Passive Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.
Corgi FTSE High Yield Corporate Bond ETF | Sampling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sampling Risk. Because the Fund uses representative sampling, it may hold fewer securities than the Index and may hold securities in different proportions. The selected portfolio may not match the Index's investment characteristics or performance. The Adviser's selection decisions and constraints on trading or security availability may cause the Fund to underperform the Index or increase tracking error compared with holding all Index securities in their Index weights.
Corgi FTSE High Yield Corporate Bond ETF | Third-Party Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.
Corgi FTSE High Yield Corporate Bond ETF | Tracking Difference and Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.
Corgi FTSE High Yield Corporate Bond ETF | Unaffiliated Index Provider Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.
Corgi FTSE High Yield Corporate Bond ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.
Corgi FTSE High Yield Corporate Bond ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk. During periods of falling interest rates, an issuer of a callable debt obligation held by the Fund may "call" or repay the debt obligation before its stated maturity, and the Fund may have to reinvest the proceeds in instruments with lower yields, which would result in a decline in the Fund's income, or in instruments with greater risks or with other less favorable features.
Corgi FTSE High Yield Corporate Bond ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund's investments more than the market as a whole, to the extent that the Fund's investments are concentrated in the securities or other assets of one or more issuers, countries, industries, or asset classes.
Corgi FTSE High Yield Corporate Bond ETF | Foreign Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Issuer Risk. The Fund may invest in securities of non-U.S. issuers. Investments in securities of non-U.S. issuers are subject to risks not typically associated with investments in U.S. securities, including adverse political, social, and economic developments and differing regulatory environments. When a foreign market in which the Fund's underlying securities trade is closed while the Exchange is open, events may cause the value of those securities to change from their last quoted prices in the closed market. As a result, the market price of Shares may differ from the underlying value of those Shares, and premiums or discounts to NAV may widen. Limited ability to trade the underlying securities during these periods may also impair arbitrage and price discovery.
Corgi FTSE High Yield Corporate Bond ETF | Corporate Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Corporate Bond Risk. Corporate bonds are subject to the risk that the issuer may not be able to make timely interest and principal payments. The value of corporate bonds may be affected by factors such as credit ratings, business and financial conditions of the issuer, and overall market conditions.
Corgi FTSE High Yield Corporate Bond ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund may invest up to 10% of its assets in futures, options, and swap contracts that the Adviser believes will help the Fund track the Index. Derivatives can be more volatile than the underlying securities and may behave in unexpected ways, especially in unusual market conditions. The use of derivatives may magnify gains or losses, create counterparty risk if a derivatives counterparty fails to perform, expose the Fund to settlement delays and collateral requirements, and result in tax treatment that differs from direct holdings of the underlying securities. The Fund's use of derivatives may also produce tracking error relative to the Index, particularly if the cost or availability of the derivative differs materially from the underlying exposure.
Corgi FTSE High Yield Corporate Bond ETF | High Yield Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High Yield Securities Risk. Securities rated below investment grade are commonly referred to as high yield securities or "junk bonds." High yield securities are often issued by issuers that are restructuring, are smaller or less creditworthy than other issuers, or are more highly indebted than other issuers. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative. The prices of high yield securities are likely to be more sensitive to adverse economic changes or individual issuer developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, high yield security issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations. The secondary market for high yield securities may be less liquid than the markets for higher quality securities.
Corgi FTSE High Yield Corporate Bond ETF | Services and Manufacturing Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Services and Manufacturing Sector Risk. Services issuers may be sensitive to changes in demand, competition, technology and discretionary spending. Manufacturing issuers may be affected by input and labor costs, supply disruptions, global trade and economic cycles. Adverse conditions in these sectors may have a greater effect on the Fund when its exposure is substantial.
Corgi FTSE High Yield Corporate Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment.
Corgi FTSE High Yield Corporate Bond ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.
Corgi FTSE Fallen Angels Bond ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi FTSE Fallen Angels Bond ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.
Corgi FTSE Fallen Angels Bond ETF | Corgi Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.
Corgi FTSE Fallen Angels Bond ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.
Corgi FTSE Fallen Angels Bond ETF | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.
Corgi FTSE Fallen Angels Bond ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.
Corgi FTSE Fallen Angels Bond ETF | AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.
Corgi FTSE Fallen Angels Bond ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]	• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.
Corgi FTSE Fallen Angels Bond ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]	• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.
Corgi FTSE Fallen Angels Bond ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]	• Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.
Corgi FTSE Fallen Angels Bond ETF | Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.
Corgi FTSE Fallen Angels Bond ETF | Index Calculation and Methodology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.
Corgi FTSE Fallen Angels Bond ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.
Corgi FTSE Fallen Angels Bond ETF | Corgi Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.
Corgi FTSE Fallen Angels Bond ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.
Corgi FTSE Fallen Angels Bond ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.
Corgi FTSE Fallen Angels Bond ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.
Corgi FTSE Fallen Angels Bond ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.
Corgi FTSE Fallen Angels Bond ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.
Corgi FTSE Fallen Angels Bond ETF | Operational and Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.
Corgi FTSE Fallen Angels Bond ETF | Passive Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.
Corgi FTSE Fallen Angels Bond ETF | Sampling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sampling Risk. Because the Fund uses representative sampling, it may hold fewer securities than the Index and may hold securities in different proportions. The selected portfolio may not match the Index's investment characteristics or performance. The Adviser's selection decisions and constraints on trading or security availability may cause the Fund to underperform the Index or increase tracking error compared with holding all Index securities in their Index weights.
Corgi FTSE Fallen Angels Bond ETF | Third-Party Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.
Corgi FTSE Fallen Angels Bond ETF | Tracking Difference and Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.
Corgi FTSE Fallen Angels Bond ETF | Unaffiliated Index Provider Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.
Corgi FTSE Fallen Angels Bond ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.
Corgi FTSE Fallen Angels Bond ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk. During periods of falling interest rates, an issuer of a callable debt obligation held by the Fund may "call" or repay the debt obligation before its stated maturity, and the Fund may have to reinvest the proceeds in instruments with lower yields, which would result in a decline in the Fund's income, or in instruments with greater risks or with other less favorable features.
Corgi FTSE Fallen Angels Bond ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent the Fund's underlying Index concentrates in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be more susceptible to risks of adverse economic, business, regulatory, or other developments affecting that industry or group of industries than a more broadly diversified fund.
Corgi FTSE Fallen Angels Bond ETF | Foreign Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Issuer Risk. The Fund may invest in securities of non-U.S. issuers. Investments in securities of non-U.S. issuers are subject to risks not typically associated with investments in U.S. securities, including adverse political, social, and economic developments and differing regulatory environments. When a foreign market in which the Fund's underlying securities trade is closed while the Exchange is open, events may cause the value of those securities to change from their last quoted prices in the closed market. As a result, the market price of Shares may differ from the underlying value of those Shares, and premiums or discounts to NAV may widen. Limited ability to trade the underlying securities during these periods may also impair arbitrage and price discovery.
Corgi FTSE Fallen Angels Bond ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund may invest up to 10% of its assets in futures, options, and swap contracts that the Adviser believes will help the Fund track the Index. Derivatives can be more volatile than the underlying securities and may behave in unexpected ways, especially in unusual market conditions. The use of derivatives may magnify gains or losses, create counterparty risk if a derivatives counterparty fails to perform, expose the Fund to settlement delays and collateral requirements, and result in tax treatment that differs from direct holdings of the underlying securities. The Fund's use of derivatives may also produce tracking error relative to the Index, particularly if the cost or availability of the derivative differs materially from the underlying exposure.
Corgi FTSE Fallen Angels Bond ETF | Financial Services Industries Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Financial Services Industries Risk. Financial services issuers, including banks, insurers and other financial companies, are sensitive to credit losses, changes in interest rates, funding availability, borrower defaults, regulatory requirements and confidence in the financial system. Adverse developments affecting these issuers may have a greater effect on the Fund when its exposure to these industries is substantial.
Corgi FTSE Fallen Angels Bond ETF | High Yield Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High Yield Securities Risk. Securities rated below investment grade are commonly referred to as high yield securities or "junk bonds." High yield securities are often issued by issuers that are restructuring, are smaller or less creditworthy than other issuers, or are more highly indebted than other issuers. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative. The prices of high yield securities are likely to be more sensitive to adverse economic changes or individual issuer developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, high yield security issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations. The secondary market for high yield securities may be less liquid than the markets for higher quality securities.
Corgi FTSE Fallen Angels Bond ETF | Services and Manufacturing Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Services and Manufacturing Sector Risk. Services issuers may be sensitive to changes in demand, competition, technology and discretionary spending. Manufacturing issuers may be affected by input and labor costs, supply disruptions, global trade and economic cycles. Adverse conditions in these sectors may have a greater effect on the Fund when its exposure is substantial.
Corgi FTSE Fallen Angels Bond ETF | Fallen Angel Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fallen Angel Risk. "Fallen angel" securities are bonds previously rated investment grade but subsequently downgraded to below investment grade. These securities may experience significant price declines as a result of the downgrade and may be more volatile and less liquid than bonds that were originally issued as high yield. The market for fallen angel bonds may be less developed than the broader high yield market.
Corgi FTSE Fallen Angels Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment.
Corgi FTSE Fallen Angels Bond ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.
Corgi FTSE U.S. MBS Bond ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi FTSE U.S. MBS Bond ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.
Corgi FTSE U.S. MBS Bond ETF | Corgi Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.
Corgi FTSE U.S. MBS Bond ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.
Corgi FTSE U.S. MBS Bond ETF | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.
Corgi FTSE U.S. MBS Bond ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.
Corgi FTSE U.S. MBS Bond ETF | AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.
Corgi FTSE U.S. MBS Bond ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]	• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.
Corgi FTSE U.S. MBS Bond ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]	• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.
Corgi FTSE U.S. MBS Bond ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]	• Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.
Corgi FTSE U.S. MBS Bond ETF | Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.
Corgi FTSE U.S. MBS Bond ETF | Index Calculation and Methodology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.
Corgi FTSE U.S. MBS Bond ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.
Corgi FTSE U.S. MBS Bond ETF | Corgi Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.
Corgi FTSE U.S. MBS Bond ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.
Corgi FTSE U.S. MBS Bond ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.
Corgi FTSE U.S. MBS Bond ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.
Corgi FTSE U.S. MBS Bond ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.
Corgi FTSE U.S. MBS Bond ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.
Corgi FTSE U.S. MBS Bond ETF | Operational and Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.
Corgi FTSE U.S. MBS Bond ETF | Passive Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.
Corgi FTSE U.S. MBS Bond ETF | Sampling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sampling Risk. Because the Fund uses representative sampling, it may hold fewer securities than the Index and may hold securities in different proportions. The selected portfolio may not match the Index's investment characteristics or performance. The Adviser's selection decisions and constraints on trading or security availability may cause the Fund to underperform the Index or increase tracking error compared with holding all Index securities in their Index weights.
Corgi FTSE U.S. MBS Bond ETF | Third-Party Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.
Corgi FTSE U.S. MBS Bond ETF | Tracking Difference and Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.
Corgi FTSE U.S. MBS Bond ETF | Unaffiliated Index Provider Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.
Corgi FTSE U.S. MBS Bond ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.
Corgi FTSE U.S. MBS Bond ETF | Agency Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Agency Securities Risk. Some U.S. government agency and instrumentality securities, including securities issued or guaranteed by Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the United States. The issuer or guarantor may be unable to meet its obligations, and there is no assurance of U.S. government financial support beyond legally binding commitments. Government guarantees do not protect the market value of securities or Shares.
Corgi FTSE U.S. MBS Bond ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent the Fund's underlying Index concentrates in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be more susceptible to risks of adverse economic, business, regulatory, or other developments affecting that industry or group of industries than a more broadly diversified fund. The Index consists entirely of agency mortgage-backed securities, which are not assigned to an industry for this policy. The Fund's exposure to that security type is addressed under Mortgage-Backed Securities Risk.
Corgi FTSE U.S. MBS Bond ETF | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those debt obligations may fall sharply, resulting in a decline in the Fund's income and potentially in the value of the Fund's investments.
Corgi FTSE U.S. MBS Bond ETF | Mortgage-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mortgage-Backed Securities Risk. Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. During periods of declining interest rates, prepayment of underlying mortgages generally increases, which may cause the average anticipated maturity of the mortgage-backed securities to decrease and the Fund to have to reinvest the resulting proceeds at lower interest rates.
Corgi FTSE U.S. MBS Bond ETF | Corgi Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may repay principal prior to the debt obligation's maturity, which may cause the Fund to have to reinvest in instruments with lower yields or a higher risk of default, resulting in a decline in the Fund's income or return potential.
Corgi FTSE U.S. MBS Bond ETF | TBA Transactions and Dollar Roll Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	TBA Transactions and Dollar Roll Risk. The mortgage pools delivered in a TBA transaction may be less favorable than expected, and a counterparty may fail to perform. Market prices may move adversely before settlement. In a dollar roll, the Fund forgoes principal and interest payments on the securities sold and may receive securities with different prepayment characteristics. The price difference and income from reinvesting the proceeds may not offset forgone payments, costs or losses. Dollar rolls can create leverage, magnify losses and increase turnover and tracking differences.
Corgi FTSE U.S. MBS Bond ETF | Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Government Securities Risk. Securities issued or guaranteed by U.S. government-sponsored entities are not backed by the full faith and credit of the U.S. government, and there is no assurance that the U.S. government will provide financial support.
Corgi FTSE U.S. MBS Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment.
Corgi FTSE U.S. MBS Bond ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.
Corgi FTSE Intermediate Government/Credit Bond ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi FTSE Intermediate Government/Credit Bond ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.
Corgi FTSE Intermediate Government/Credit Bond ETF | Corgi Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.
Corgi FTSE Intermediate Government/Credit Bond ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.
Corgi FTSE Intermediate Government/Credit Bond ETF | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.
Corgi FTSE Intermediate Government/Credit Bond ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.
Corgi FTSE Intermediate Government/Credit Bond ETF | AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.
Corgi FTSE Intermediate Government/Credit Bond ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]	• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.
Corgi FTSE Intermediate Government/Credit Bond ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]	• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.
Corgi FTSE Intermediate Government/Credit Bond ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]	• Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.
Corgi FTSE Intermediate Government/Credit Bond ETF | Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.
Corgi FTSE Intermediate Government/Credit Bond ETF | Index Calculation and Methodology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.
Corgi FTSE Intermediate Government/Credit Bond ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.
Corgi FTSE Intermediate Government/Credit Bond ETF | Corgi Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.
Corgi FTSE Intermediate Government/Credit Bond ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.
Corgi FTSE Intermediate Government/Credit Bond ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.
Corgi FTSE Intermediate Government/Credit Bond ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.
Corgi FTSE Intermediate Government/Credit Bond ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.
Corgi FTSE Intermediate Government/Credit Bond ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.
Corgi FTSE Intermediate Government/Credit Bond ETF | Operational and Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.
Corgi FTSE Intermediate Government/Credit Bond ETF | Passive Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.
Corgi FTSE Intermediate Government/Credit Bond ETF | Sampling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sampling Risk. Because the Fund uses representative sampling, it may hold fewer securities than the Index and may hold securities in different proportions. The selected portfolio may not match the Index's investment characteristics or performance. The Adviser's selection decisions and constraints on trading or security availability may cause the Fund to underperform the Index or increase tracking error compared with holding all Index securities in their Index weights.
Corgi FTSE Intermediate Government/Credit Bond ETF | Third-Party Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.
Corgi FTSE Intermediate Government/Credit Bond ETF | Tracking Difference and Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.
Corgi FTSE Intermediate Government/Credit Bond ETF | Unaffiliated Index Provider Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.
Corgi FTSE Intermediate Government/Credit Bond ETF | U.S. Treasury Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Changes in the U.S. government's financial condition or credit rating may cause the value of U.S. Treasury obligations to decline. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity, but the market value of such securities is not guaranteed and may fluctuate. Although U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal.
Corgi FTSE Intermediate Government/Credit Bond ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.
Corgi FTSE Intermediate Government/Credit Bond ETF | Agency Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Agency Securities Risk. Some U.S. government agency and instrumentality securities, including securities issued or guaranteed by Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the United States. The issuer or guarantor may be unable to meet its obligations, and there is no assurance of U.S. government financial support beyond legally binding commitments. Government guarantees do not protect the market value of securities or Shares.
Corgi FTSE Intermediate Government/Credit Bond ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk. During periods of falling interest rates, an issuer of a callable debt obligation held by the Fund may "call" or repay the debt obligation before its stated maturity, and the Fund may have to reinvest the proceeds in instruments with lower yields, which would result in a decline in the Fund's income, or in instruments with greater risks or with other less favorable features.
Corgi FTSE Intermediate Government/Credit Bond ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent the Fund's underlying Index concentrates in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be more susceptible to risks of adverse economic, business, regulatory, or other developments affecting that industry or group of industries than a more broadly diversified fund.
Corgi FTSE Intermediate Government/Credit Bond ETF | Foreign Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Issuer Risk. Investments in securities of foreign issuers, including U.S. dollar-denominated issues, are subject to political, economic, regulatory, disclosure and enforcement risks that differ from U.S. investments. When a foreign market in which the Fund's underlying securities trade is closed while the Exchange is open, events may cause the value of those securities to change from their last quoted prices in the closed market. As a result, the market price of Shares may differ from the underlying value of those Shares, and premiums or discounts to NAV may widen. Limited ability to trade the underlying securities during these periods may also impair arbitrage and price discovery.
Corgi FTSE Intermediate Government/Credit Bond ETF | Corporate Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Corporate Bond Risk. Corporate bonds are subject to the risk that the issuer may not be able to make timely interest and principal payments. The value of corporate bonds may be affected by factors such as credit ratings, business and financial conditions of the issuer, and overall market conditions.
Corgi FTSE Intermediate Government/Credit Bond ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund may invest up to 10% of its assets in futures, options, and swap contracts that the Adviser believes will help the Fund track the Index. Derivatives can be more volatile than the underlying securities and may behave in unexpected ways, especially in unusual market conditions. The use of derivatives may magnify gains or losses, create counterparty risk if a derivatives counterparty fails to perform, expose the Fund to settlement delays and collateral requirements, and result in tax treatment that differs from direct holdings of the underlying securities. The Fund's use of derivatives may also produce tracking error relative to the Index, particularly if the cost or availability of the derivative differs materially from the underlying exposure.
Corgi FTSE Intermediate Government/Credit Bond ETF | Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Government Securities Risk. Securities issued or guaranteed by U.S. government-sponsored entities are not backed by the full faith and credit of the U.S. government, and there is no assurance that the U.S. government will provide financial support.
Corgi FTSE Intermediate Government/Credit Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment.
Corgi FTSE Intermediate Government/Credit Bond ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.
Corgi FTSE National Municipal Bond ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi FTSE National Municipal Bond ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.
Corgi FTSE National Municipal Bond ETF | Corgi Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.
Corgi FTSE National Municipal Bond ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.
Corgi FTSE National Municipal Bond ETF | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.
Corgi FTSE National Municipal Bond ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.
Corgi FTSE National Municipal Bond ETF | AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.
Corgi FTSE National Municipal Bond ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]	• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.
Corgi FTSE National Municipal Bond ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]	• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.
Corgi FTSE National Municipal Bond ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]	• Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.
Corgi FTSE National Municipal Bond ETF | Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.
Corgi FTSE National Municipal Bond ETF | Index Calculation and Methodology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.
Corgi FTSE National Municipal Bond ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.
Corgi FTSE National Municipal Bond ETF | Corgi Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.
Corgi FTSE National Municipal Bond ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.
Corgi FTSE National Municipal Bond ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.
Corgi FTSE National Municipal Bond ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.
Corgi FTSE National Municipal Bond ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.
Corgi FTSE National Municipal Bond ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.
Corgi FTSE National Municipal Bond ETF | Operational and Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.
Corgi FTSE National Municipal Bond ETF | Passive Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.
Corgi FTSE National Municipal Bond ETF | Sampling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sampling Risk. Because the Fund uses representative sampling, it may hold fewer securities than the Index and may hold securities in different proportions. The selected portfolio may not match the Index's investment characteristics or performance. The Adviser's selection decisions and constraints on trading or security availability may cause the Fund to underperform the Index or increase tracking error compared with holding all Index securities in their Index weights.
Corgi FTSE National Municipal Bond ETF | Third-Party Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.
Corgi FTSE National Municipal Bond ETF | Tracking Difference and Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.
Corgi FTSE National Municipal Bond ETF | Unaffiliated Index Provider Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.
Corgi FTSE National Municipal Bond ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.
Corgi FTSE National Municipal Bond ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk. During periods of falling interest rates, an issuer of a callable debt obligation held by the Fund may "call" or repay the debt obligation before its stated maturity, and the Fund may have to reinvest the proceeds in instruments with lower yields, which would result in a decline in the Fund's income, or in instruments with greater risks or with other less favorable features.
Corgi FTSE National Municipal Bond ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent the Fund's underlying Index concentrates in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be more susceptible to risks of adverse economic, business, regulatory, or other developments affecting that industry or group of industries than a more broadly diversified fund.
Corgi FTSE National Municipal Bond ETF | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market.
Corgi FTSE National Municipal Bond ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. There is no guarantee that the Fund's income will be exempt from U.S. federal or state or local income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal, state or local changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.
Corgi FTSE National Municipal Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment.
Corgi FTSE National Municipal Bond ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.
Corgi FTSE Short-Term National Municipal Bond ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi FTSE Short-Term National Municipal Bond ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.
Corgi FTSE Short-Term National Municipal Bond ETF | Corgi Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.
Corgi FTSE Short-Term National Municipal Bond ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.
Corgi FTSE Short-Term National Municipal Bond ETF | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.
Corgi FTSE Short-Term National Municipal Bond ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.
Corgi FTSE Short-Term National Municipal Bond ETF | AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.
Corgi FTSE Short-Term National Municipal Bond ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]	• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.
Corgi FTSE Short-Term National Municipal Bond ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]	• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.
Corgi FTSE Short-Term National Municipal Bond ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]	• Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.
Corgi FTSE Short-Term National Municipal Bond ETF | Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.
Corgi FTSE Short-Term National Municipal Bond ETF | Index Calculation and Methodology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.
Corgi FTSE Short-Term National Municipal Bond ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.
Corgi FTSE Short-Term National Municipal Bond ETF | Corgi Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.
Corgi FTSE Short-Term National Municipal Bond ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.
Corgi FTSE Short-Term National Municipal Bond ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.
Corgi FTSE Short-Term National Municipal Bond ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.
Corgi FTSE Short-Term National Municipal Bond ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.
Corgi FTSE Short-Term National Municipal Bond ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.
Corgi FTSE Short-Term National Municipal Bond ETF | Operational and Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.
Corgi FTSE Short-Term National Municipal Bond ETF | Passive Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.
Corgi FTSE Short-Term National Municipal Bond ETF | Sampling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sampling Risk. Because the Fund uses representative sampling, it may hold fewer securities than the Index and may hold securities in different proportions. The selected portfolio may not match the Index's investment characteristics or performance. The Adviser's selection decisions and constraints on trading or security availability may cause the Fund to underperform the Index or increase tracking error compared with holding all Index securities in their Index weights.
Corgi FTSE Short-Term National Municipal Bond ETF | Third-Party Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.
Corgi FTSE Short-Term National Municipal Bond ETF | Tracking Difference and Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.
Corgi FTSE Short-Term National Municipal Bond ETF | Unaffiliated Index Provider Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.
Corgi FTSE Short-Term National Municipal Bond ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.
Corgi FTSE Short-Term National Municipal Bond ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk. During periods of falling interest rates, an issuer of a callable debt obligation held by the Fund may "call" or repay the debt obligation before its stated maturity, and the Fund may have to reinvest the proceeds in instruments with lower yields, which would result in a decline in the Fund's income, or in instruments with greater risks or with other less favorable features.
Corgi FTSE Short-Term National Municipal Bond ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent the Fund's underlying Index concentrates in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be more susceptible to risks of adverse economic, business, regulatory, or other developments affecting that industry or group of industries than a more broadly diversified fund.
Corgi FTSE Short-Term National Municipal Bond ETF | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market.
Corgi FTSE Short-Term National Municipal Bond ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. There is no guarantee that the Fund's income will be exempt from U.S. federal or state or local income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal, state or local changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.
Corgi FTSE Short-Term National Municipal Bond ETF | Low Short-Term Interest Rates Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Low Short-Term Interest Rates Risk. When short-term interest rates are low, the Fund’s yield may be very low and could be negative after fees and expenses. In such environments, the Fund may generate insufficient income to cover expenses and may have difficulty maintaining distributions at expected levels. Low short-term rates may also make it more difficult to manage cash flows and rebalance efficiently, which could increase tracking difference.
Corgi FTSE Short-Term National Municipal Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment.
Corgi FTSE Short-Term National Municipal Bond ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.
Corgi FTSE 10-20 Year U.S. Treasury Bond ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi FTSE 10-20 Year U.S. Treasury Bond ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.
Corgi FTSE 10-20 Year U.S. Treasury Bond ETF | Corgi Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.
Corgi FTSE 10-20 Year U.S. Treasury Bond ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.
Corgi FTSE 10-20 Year U.S. Treasury Bond ETF | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.
Corgi FTSE 10-20 Year U.S. Treasury Bond ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.
Corgi FTSE 10-20 Year U.S. Treasury Bond ETF | AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.
Corgi FTSE 10-20 Year U.S. Treasury Bond ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]	• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.
Corgi FTSE 10-20 Year U.S. Treasury Bond ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]	• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.
Corgi FTSE 10-20 Year U.S. Treasury Bond ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]	• Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.
Corgi FTSE 10-20 Year U.S. Treasury Bond ETF | Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.
Corgi FTSE 10-20 Year U.S. Treasury Bond ETF | Index Calculation and Methodology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.
Corgi FTSE 10-20 Year U.S. Treasury Bond ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.
Corgi FTSE 10-20 Year U.S. Treasury Bond ETF | Corgi Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.
Corgi FTSE 10-20 Year U.S. Treasury Bond ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.
Corgi FTSE 10-20 Year U.S. Treasury Bond ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.
Corgi FTSE 10-20 Year U.S. Treasury Bond ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.
Corgi FTSE 10-20 Year U.S. Treasury Bond ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.
Corgi FTSE 10-20 Year U.S. Treasury Bond ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.
Corgi FTSE 10-20 Year U.S. Treasury Bond ETF | Operational and Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.
Corgi FTSE 10-20 Year U.S. Treasury Bond ETF | Passive Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.
Corgi FTSE 10-20 Year U.S. Treasury Bond ETF | Sampling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sampling Risk. Because the Fund uses representative sampling, it may hold fewer securities than the Index and may hold securities in different proportions. The selected portfolio may not match the Index's investment characteristics or performance. The Adviser's selection decisions and constraints on trading or security availability may cause the Fund to underperform the Index or increase tracking error compared with holding all Index securities in their Index weights.
Corgi FTSE 10-20 Year U.S. Treasury Bond ETF | Third-Party Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.
Corgi FTSE 10-20 Year U.S. Treasury Bond ETF | Tracking Difference and Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.
Corgi FTSE 10-20 Year U.S. Treasury Bond ETF | Unaffiliated Index Provider Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.
Corgi FTSE 10-20 Year U.S. Treasury Bond ETF | U.S. Treasury Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Changes in the U.S. government's financial condition or credit rating may cause the value of U.S. Treasury obligations to decline. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity, but the market value of such securities is not guaranteed and may fluctuate. Although U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal.
Corgi FTSE 10-20 Year U.S. Treasury Bond ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.
Corgi FTSE 10-20 Year U.S. Treasury Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment.
Corgi FTSE 10-20 Year U.S. Treasury Bond ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.
Corgi FTSE California Municipal Bond ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi FTSE California Municipal Bond ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.
Corgi FTSE California Municipal Bond ETF | Corgi Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.
Corgi FTSE California Municipal Bond ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.
Corgi FTSE California Municipal Bond ETF | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.
Corgi FTSE California Municipal Bond ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.
Corgi FTSE California Municipal Bond ETF | AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.
Corgi FTSE California Municipal Bond ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]	• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.
Corgi FTSE California Municipal Bond ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]	• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.
Corgi FTSE California Municipal Bond ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]	• Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.
Corgi FTSE California Municipal Bond ETF | Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.
Corgi FTSE California Municipal Bond ETF | Index Calculation and Methodology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.
Corgi FTSE California Municipal Bond ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.
Corgi FTSE California Municipal Bond ETF | Corgi Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.
Corgi FTSE California Municipal Bond ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.
Corgi FTSE California Municipal Bond ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.
Corgi FTSE California Municipal Bond ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.
Corgi FTSE California Municipal Bond ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.
Corgi FTSE California Municipal Bond ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.
Corgi FTSE California Municipal Bond ETF | Operational and Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.
Corgi FTSE California Municipal Bond ETF | Passive Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.
Corgi FTSE California Municipal Bond ETF | Sampling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sampling Risk. Because the Fund uses representative sampling, it may hold fewer securities than the Index and may hold securities in different proportions. The selected portfolio may not match the Index's investment characteristics or performance. The Adviser's selection decisions and constraints on trading or security availability may cause the Fund to underperform the Index or increase tracking error compared with holding all Index securities in their Index weights.
Corgi FTSE California Municipal Bond ETF | Third-Party Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.
Corgi FTSE California Municipal Bond ETF | Tracking Difference and Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.
Corgi FTSE California Municipal Bond ETF | Unaffiliated Index Provider Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.
Corgi FTSE California Municipal Bond ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.
Corgi FTSE California Municipal Bond ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk. During periods of falling interest rates, an issuer of a callable debt obligation held by the Fund may "call" or repay the debt obligation before its stated maturity, and the Fund may have to reinvest the proceeds in instruments with lower yields, which would result in a decline in the Fund's income, or in instruments with greater risks or with other less favorable features.
Corgi FTSE California Municipal Bond ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent the Fund's underlying Index concentrates in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be more susceptible to risks of adverse economic, business, regulatory, or other developments affecting that industry or group of industries than a more broadly diversified fund. The Fund focuses its investments in California municipal securities. As a result, the Fund's performance will be substantially affected by political, regulatory, and economic conditions specific to California, including changes in the State's tax structure, budget conditions, pension obligations, employment levels, real estate market, exposure to natural disasters (such as wildfires, earthquakes, and drought), and other state-specific factors. Adverse developments in California may have a more pronounced effect on the Fund than on a national or geographically diversified municipal bond fund. This geographic focus is distinct from industry concentration.
Corgi FTSE California Municipal Bond ETF | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market.
Corgi FTSE California Municipal Bond ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. There is no guarantee that the Fund's income will be exempt from U.S. federal or state or local income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal, state or local changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.
Corgi FTSE California Municipal Bond ETF | California Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	California Municipal Securities Risk. Investing in California municipal securities subjects the Fund to legal, regulatory, fiscal, political, economic and other risks that are specific to California. The State of California and its political subdivisions may experience financial difficulties, which could adversely affect the value of the Fund's investments.
Corgi FTSE California Municipal Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment.
Corgi FTSE California Municipal Bond ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.
Corgi FTSE New York Municipal Bond ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi FTSE New York Municipal Bond ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.
Corgi FTSE New York Municipal Bond ETF | Corgi Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.
Corgi FTSE New York Municipal Bond ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.
Corgi FTSE New York Municipal Bond ETF | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.
Corgi FTSE New York Municipal Bond ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.
Corgi FTSE New York Municipal Bond ETF | AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.
Corgi FTSE New York Municipal Bond ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]	• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.
Corgi FTSE New York Municipal Bond ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]	• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.
Corgi FTSE New York Municipal Bond ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]	• Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.
Corgi FTSE New York Municipal Bond ETF | Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.
Corgi FTSE New York Municipal Bond ETF | Index Calculation and Methodology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.
Corgi FTSE New York Municipal Bond ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.
Corgi FTSE New York Municipal Bond ETF | Corgi Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.
Corgi FTSE New York Municipal Bond ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.
Corgi FTSE New York Municipal Bond ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.
Corgi FTSE New York Municipal Bond ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.
Corgi FTSE New York Municipal Bond ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.
Corgi FTSE New York Municipal Bond ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.
Corgi FTSE New York Municipal Bond ETF | Operational and Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.
Corgi FTSE New York Municipal Bond ETF | Passive Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.
Corgi FTSE New York Municipal Bond ETF | Sampling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sampling Risk. Because the Fund uses representative sampling, it may hold fewer securities than the Index and may hold securities in different proportions. The selected portfolio may not match the Index's investment characteristics or performance. The Adviser's selection decisions and constraints on trading or security availability may cause the Fund to underperform the Index or increase tracking error compared with holding all Index securities in their Index weights.
Corgi FTSE New York Municipal Bond ETF | Third-Party Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.
Corgi FTSE New York Municipal Bond ETF | Tracking Difference and Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.
Corgi FTSE New York Municipal Bond ETF | Unaffiliated Index Provider Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.
Corgi FTSE New York Municipal Bond ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.
Corgi FTSE New York Municipal Bond ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk. During periods of falling interest rates, an issuer of a callable debt obligation held by the Fund may "call" or repay the debt obligation before its stated maturity, and the Fund may have to reinvest the proceeds in instruments with lower yields, which would result in a decline in the Fund's income, or in instruments with greater risks or with other less favorable features.
Corgi FTSE New York Municipal Bond ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent the Fund's underlying Index concentrates in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be more susceptible to risks of adverse economic, business, regulatory, or other developments affecting that industry or group of industries than a more broadly diversified fund. The Fund focuses its investments in New York municipal securities. As a result, the Fund's performance will be substantially affected by political, regulatory, and economic conditions specific to New York, including changes in the State's tax structure, budget conditions, pension obligations, financial sector exposure (concentrated in New York City), real estate market, exposure to extreme weather events, and other state-specific factors. Adverse developments in New York may have a more pronounced effect on the Fund than on a national or geographically diversified municipal bond fund. This geographic focus is distinct from industry concentration.
Corgi FTSE New York Municipal Bond ETF | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market.
Corgi FTSE New York Municipal Bond ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. There is no guarantee that the Fund's income will be exempt from U.S. federal or state or local income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal, state or local changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.
Corgi FTSE New York Municipal Bond ETF | New York Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New York Municipal Securities Risk. Investing in New York municipal securities subjects the Fund to legal, regulatory, fiscal, political, economic and other risks that are specific to New York. The State of New York and its political subdivisions may experience financial difficulties, which could adversely affect the value of the Fund's investments.
Corgi FTSE New York Municipal Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment.
Corgi FTSE New York Municipal Bond ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.
Corgi FTSE EM USD Sovereign Bond ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi FTSE EM USD Sovereign Bond ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.
Corgi FTSE EM USD Sovereign Bond ETF | Corgi Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.
Corgi FTSE EM USD Sovereign Bond ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.
Corgi FTSE EM USD Sovereign Bond ETF | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.
Corgi FTSE EM USD Sovereign Bond ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.
Corgi FTSE EM USD Sovereign Bond ETF | AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.
Corgi FTSE EM USD Sovereign Bond ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]	• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.
Corgi FTSE EM USD Sovereign Bond ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]	• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.
Corgi FTSE EM USD Sovereign Bond ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]	• Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.
Corgi FTSE EM USD Sovereign Bond ETF | Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.
Corgi FTSE EM USD Sovereign Bond ETF | Index Calculation and Methodology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.
Corgi FTSE EM USD Sovereign Bond ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.
Corgi FTSE EM USD Sovereign Bond ETF | Corgi Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.
Corgi FTSE EM USD Sovereign Bond ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.
Corgi FTSE EM USD Sovereign Bond ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.
Corgi FTSE EM USD Sovereign Bond ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.
Corgi FTSE EM USD Sovereign Bond ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.
Corgi FTSE EM USD Sovereign Bond ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.
Corgi FTSE EM USD Sovereign Bond ETF | Operational and Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.
Corgi FTSE EM USD Sovereign Bond ETF | Passive Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.
Corgi FTSE EM USD Sovereign Bond ETF | Sampling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sampling Risk. Because the Fund uses representative sampling, it may hold fewer securities than the Index and may hold securities in different proportions. The selected portfolio may not match the Index's investment characteristics or performance. The Adviser's selection decisions and constraints on trading or security availability may cause the Fund to underperform the Index or increase tracking error compared with holding all Index securities in their Index weights.
Corgi FTSE EM USD Sovereign Bond ETF | Third-Party Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.
Corgi FTSE EM USD Sovereign Bond ETF | Tracking Difference and Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.
Corgi FTSE EM USD Sovereign Bond ETF | Unaffiliated Index Provider Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.
Corgi FTSE EM USD Sovereign Bond ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.
Corgi FTSE EM USD Sovereign Bond ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk. During periods of falling interest rates, an issuer of a callable debt obligation held by the Fund may "call" or repay the debt obligation before its stated maturity, and the Fund may have to reinvest the proceeds in instruments with lower yields.
Corgi FTSE EM USD Sovereign Bond ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent the Fund's underlying Index concentrates in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be more susceptible to risks of adverse economic, business, regulatory, or other developments affecting that industry or group of industries than a more broadly diversified fund.
Corgi FTSE EM USD Sovereign Bond ETF | Foreign Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Issuer Risk. Investments in securities of foreign issuers, including U.S. dollar-denominated issues, are subject to political, economic, regulatory, disclosure and enforcement risks that differ from U.S. investments. When a foreign market in which the Fund's underlying securities trade is closed while the Exchange is open, events may cause the value of those securities to change from their last quoted prices in the closed market. As a result, the market price of Shares may differ from the underlying value of those Shares, and premiums or discounts to NAV may widen. Limited ability to trade the underlying securities during these periods may also impair arbitrage and price discovery.
Corgi FTSE EM USD Sovereign Bond ETF | High Yield Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High Yield Securities Risk. Securities rated below investment grade are commonly referred to as high yield securities or "junk bonds." High yield securities are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative.
Corgi FTSE EM USD Sovereign Bond ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk. Although the Fund's holdings are predominantly denominated in U.S. dollars, changes in foreign currency exchange rates may indirectly affect the value of the Fund's investments by affecting the underlying issuers' ability to generate U.S.-dollar cash flows and service their U.S.-dollar-denominated obligations. Adverse movements in the currencies of the countries in which an issuer operates or earns revenues may increase the issuer's costs, reduce its earnings, and increase its default or credit-deterioration risk.
Corgi FTSE EM USD Sovereign Bond ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. Investments in emerging market countries involve additional risks compared to developed markets, including greater political, economic, and social instability; less developed legal and regulatory systems; smaller securities markets with lower trading volume and greater price volatility; and greater risk of settlement difficulties.
Corgi FTSE EM USD Sovereign Bond ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The Fund may invest in securities of non-U.S. issuers. Investments in securities of non-U.S. issuers are subject to risks not typically associated with investments in U.S. securities, including adverse political, social, and economic developments, differing regulatory environments, and greater market volatility.
Corgi FTSE EM USD Sovereign Bond ETF | Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sovereign Debt Risk. Investments in sovereign debt are subject to the risk that the governmental entity that controls repayment may be unable or unwilling to repay principal and/or interest when due. Political conditions, debt burdens, and currency instability may affect sovereign issuers' willingness or ability to pay.
Corgi FTSE EM USD Sovereign Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment.
Corgi FTSE EM USD Sovereign Bond ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.
Corgi FTSE EM Local Currency Sovereign Bond ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi FTSE EM Local Currency Sovereign Bond ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.
Corgi FTSE EM Local Currency Sovereign Bond ETF | Corgi Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.
Corgi FTSE EM Local Currency Sovereign Bond ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.
Corgi FTSE EM Local Currency Sovereign Bond ETF | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.
Corgi FTSE EM Local Currency Sovereign Bond ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.
Corgi FTSE EM Local Currency Sovereign Bond ETF | AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.
Corgi FTSE EM Local Currency Sovereign Bond ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]	• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.
Corgi FTSE EM Local Currency Sovereign Bond ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]	• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.
Corgi FTSE EM Local Currency Sovereign Bond ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]	• Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.
Corgi FTSE EM Local Currency Sovereign Bond ETF | Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.
Corgi FTSE EM Local Currency Sovereign Bond ETF | Index Calculation and Methodology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.
Corgi FTSE EM Local Currency Sovereign Bond ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.
Corgi FTSE EM Local Currency Sovereign Bond ETF | Corgi Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.
Corgi FTSE EM Local Currency Sovereign Bond ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.
Corgi FTSE EM Local Currency Sovereign Bond ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.
Corgi FTSE EM Local Currency Sovereign Bond ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.
Corgi FTSE EM Local Currency Sovereign Bond ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.
Corgi FTSE EM Local Currency Sovereign Bond ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.
Corgi FTSE EM Local Currency Sovereign Bond ETF | Operational and Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.
Corgi FTSE EM Local Currency Sovereign Bond ETF | Passive Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.
Corgi FTSE EM Local Currency Sovereign Bond ETF | Sampling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sampling Risk. Because the Fund uses representative sampling, it may hold fewer securities than the Index and may hold securities in different proportions. The selected portfolio may not match the Index's investment characteristics or performance. The Adviser's selection decisions and constraints on trading or security availability may cause the Fund to underperform the Index or increase tracking error compared with holding all Index securities in their Index weights.
Corgi FTSE EM Local Currency Sovereign Bond ETF | Third-Party Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.
Corgi FTSE EM Local Currency Sovereign Bond ETF | Tracking Difference and Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.
Corgi FTSE EM Local Currency Sovereign Bond ETF | Unaffiliated Index Provider Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.
Corgi FTSE EM Local Currency Sovereign Bond ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.
Corgi FTSE EM Local Currency Sovereign Bond ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent the Fund's underlying Index concentrates in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be more susceptible to risks of adverse economic, business, regulatory, or other developments affecting that industry or group of industries than a more broadly diversified fund.
Corgi FTSE EM Local Currency Sovereign Bond ETF | Foreign Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Issuer Risk. Investments in securities of foreign issuers, including U.S. dollar-denominated issues, are subject to political, economic, regulatory, disclosure and enforcement risks that differ from U.S. investments. When a foreign market in which the Fund's underlying securities trade is closed while the Exchange is open, events may cause the value of those securities to change from their last quoted prices in the closed market. As a result, the market price of Shares may differ from the underlying value of those Shares, and premiums or discounts to NAV may widen. Limited ability to trade the underlying securities during these periods may also impair arbitrage and price discovery.
Corgi FTSE EM Local Currency Sovereign Bond ETF | High Yield Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High Yield Securities Risk. Securities rated below investment grade are commonly referred to as high yield securities or "junk bonds." High yield securities are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative.
Corgi FTSE EM Local Currency Sovereign Bond ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk. The Fund invests in local-currency-denominated bonds and does not hedge its foreign currency exposure. Because the Fund's NAV is determined in U.S. dollars, depreciation of an emerging market currency against the U.S. dollar may reduce the Fund's NAV even if the bonds increase in value in their local currency. Exchange rates may be volatile and may change quickly and unpredictably.
Corgi FTSE EM Local Currency Sovereign Bond ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. Investments in emerging market countries involve additional risks compared to developed markets, including greater political, economic, and social instability; less developed legal and regulatory systems; smaller securities markets with lower trading volume and greater price volatility; and greater risk of settlement difficulties.
Corgi FTSE EM Local Currency Sovereign Bond ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The Fund may invest in securities of non-U.S. issuers. Investments in securities of non-U.S. issuers are subject to risks not typically associated with investments in U.S. securities, including adverse political, social, and economic developments, differing regulatory environments, and greater market volatility.
Corgi FTSE EM Local Currency Sovereign Bond ETF | Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sovereign Debt Risk. Investments in sovereign debt are subject to the risk that the governmental entity that controls repayment may be unable or unwilling to repay principal and/or interest when due. Political conditions, debt burdens, and currency instability may affect sovereign issuers' willingness or ability to pay.
Corgi FTSE EM Local Currency Sovereign Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment.
Corgi FTSE EM Local Currency Sovereign Bond ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.
Corgi FTSE EM USD Corporate Bond ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi FTSE EM USD Corporate Bond ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.
Corgi FTSE EM USD Corporate Bond ETF | Corgi Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.
Corgi FTSE EM USD Corporate Bond ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.
Corgi FTSE EM USD Corporate Bond ETF | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.
Corgi FTSE EM USD Corporate Bond ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.
Corgi FTSE EM USD Corporate Bond ETF | AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.
Corgi FTSE EM USD Corporate Bond ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]	• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.
Corgi FTSE EM USD Corporate Bond ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]	• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.
Corgi FTSE EM USD Corporate Bond ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]	• Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.
Corgi FTSE EM USD Corporate Bond ETF | Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.
Corgi FTSE EM USD Corporate Bond ETF | Index Calculation and Methodology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.
Corgi FTSE EM USD Corporate Bond ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.
Corgi FTSE EM USD Corporate Bond ETF | Corgi Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.
Corgi FTSE EM USD Corporate Bond ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.
Corgi FTSE EM USD Corporate Bond ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.
Corgi FTSE EM USD Corporate Bond ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.
Corgi FTSE EM USD Corporate Bond ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.
Corgi FTSE EM USD Corporate Bond ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.
Corgi FTSE EM USD Corporate Bond ETF | Operational and Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.
Corgi FTSE EM USD Corporate Bond ETF | Passive Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.
Corgi FTSE EM USD Corporate Bond ETF | Sampling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sampling Risk. Because the Fund uses representative sampling, it may hold fewer securities than the Index and may hold securities in different proportions. The selected portfolio may not match the Index's investment characteristics or performance. The Adviser's selection decisions and constraints on trading or security availability may cause the Fund to underperform the Index or increase tracking error compared with holding all Index securities in their Index weights.
Corgi FTSE EM USD Corporate Bond ETF | Third-Party Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.
Corgi FTSE EM USD Corporate Bond ETF | Tracking Difference and Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.
Corgi FTSE EM USD Corporate Bond ETF | Unaffiliated Index Provider Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.
Corgi FTSE EM USD Corporate Bond ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.
Corgi FTSE EM USD Corporate Bond ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk. During periods of falling interest rates, an issuer of a callable debt obligation held by the Fund may "call" or repay the debt obligation before its stated maturity, and the Fund may have to reinvest the proceeds in instruments with lower yields.
Corgi FTSE EM USD Corporate Bond ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent the Fund's underlying Index concentrates in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be more susceptible to risks of adverse economic, business, regulatory, or other developments affecting that industry or group of industries than a more broadly diversified fund.
Corgi FTSE EM USD Corporate Bond ETF | Foreign Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Issuer Risk. Investments in securities of foreign issuers, including U.S. dollar-denominated issues, are subject to political, economic, regulatory, disclosure and enforcement risks that differ from U.S. investments. When a foreign market in which the Fund's underlying securities trade is closed while the Exchange is open, events may cause the value of those securities to change from their last quoted prices in the closed market. As a result, the market price of Shares may differ from the underlying value of those Shares, and premiums or discounts to NAV may widen. Limited ability to trade the underlying securities during these periods may also impair arbitrage and price discovery.
Corgi FTSE EM USD Corporate Bond ETF | Corporate Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Corporate Bond Risk. Corporate bonds are subject to the risk that the issuer may not be able to make timely interest and principal payments. The value of corporate bonds may be affected by factors such as credit ratings, business and financial conditions of the issuer, and overall market conditions.
Corgi FTSE EM USD Corporate Bond ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund may invest up to 10% of its assets in futures, options, and swap contracts that the Adviser believes will help the Fund track the Index. Derivatives can be more volatile than the underlying securities and may behave in unexpected ways, especially in unusual market conditions. The use of derivatives may magnify gains or losses, create counterparty risk if a derivatives counterparty fails to perform, expose the Fund to settlement delays and collateral requirements, and result in tax treatment that differs from direct holdings of the underlying securities. The Fund's use of derivatives may also produce tracking error relative to the Index, particularly if the cost or availability of the derivative differs materially from the underlying exposure.
Corgi FTSE EM USD Corporate Bond ETF | Financial Services Industries Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Financial Services Industries Risk. Financial services issuers, including banks, insurers and other financial companies, are sensitive to credit losses, changes in interest rates, funding availability, borrower defaults, regulatory requirements and confidence in the financial system. Adverse developments affecting these issuers may have a greater effect on the Fund when its exposure to these industries is substantial.
Corgi FTSE EM USD Corporate Bond ETF | High Yield Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High Yield Securities Risk. Securities rated below investment grade are commonly referred to as high yield securities or "junk bonds." High yield securities are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative.
Corgi FTSE EM USD Corporate Bond ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk. Although the Fund's holdings are predominantly denominated in U.S. dollars, changes in foreign currency exchange rates may indirectly affect the value of the Fund's investments by affecting the underlying issuers' ability to generate U.S.-dollar cash flows and service their U.S.-dollar-denominated obligations. Adverse movements in the currencies of the countries in which an issuer operates or earns revenues may increase the issuer's costs, reduce its earnings, and increase its default or credit-deterioration risk.
Corgi FTSE EM USD Corporate Bond ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. Investments in emerging market countries involve additional risks compared to developed markets, including greater political, economic, and social instability; less developed legal and regulatory systems; smaller securities markets with lower trading volume and greater price volatility; and greater risk of settlement difficulties.
Corgi FTSE EM USD Corporate Bond ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The Fund may invest in securities of non-U.S. issuers. Investments in securities of non-U.S. issuers are subject to risks not typically associated with investments in U.S. securities, including adverse political, social, and economic developments, differing regulatory environments, and greater market volatility.
Corgi FTSE EM USD Corporate Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment.
Corgi FTSE EM USD Corporate Bond ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.
Corgi FTSE International Developed Corporate Bond ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi FTSE International Developed Corporate Bond ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.
Corgi FTSE International Developed Corporate Bond ETF | Corgi Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.
Corgi FTSE International Developed Corporate Bond ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.
Corgi FTSE International Developed Corporate Bond ETF | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.
Corgi FTSE International Developed Corporate Bond ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.
Corgi FTSE International Developed Corporate Bond ETF | AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.
Corgi FTSE International Developed Corporate Bond ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]	• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.
Corgi FTSE International Developed Corporate Bond ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]	• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.
Corgi FTSE International Developed Corporate Bond ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]	• Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.
Corgi FTSE International Developed Corporate Bond ETF | Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.
Corgi FTSE International Developed Corporate Bond ETF | Index Calculation and Methodology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.
Corgi FTSE International Developed Corporate Bond ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.
Corgi FTSE International Developed Corporate Bond ETF | Corgi Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.
Corgi FTSE International Developed Corporate Bond ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.
Corgi FTSE International Developed Corporate Bond ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.
Corgi FTSE International Developed Corporate Bond ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.
Corgi FTSE International Developed Corporate Bond ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.
Corgi FTSE International Developed Corporate Bond ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.
Corgi FTSE International Developed Corporate Bond ETF | Operational and Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.
Corgi FTSE International Developed Corporate Bond ETF | Passive Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.
Corgi FTSE International Developed Corporate Bond ETF | Sampling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sampling Risk. Because the Fund uses representative sampling, it may hold fewer securities than the Index and may hold securities in different proportions. The selected portfolio may not match the Index's investment characteristics or performance. The Adviser's selection decisions and constraints on trading or security availability may cause the Fund to underperform the Index or increase tracking error compared with holding all Index securities in their Index weights.
Corgi FTSE International Developed Corporate Bond ETF | Third-Party Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.
Corgi FTSE International Developed Corporate Bond ETF | Tracking Difference and Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.
Corgi FTSE International Developed Corporate Bond ETF | Unaffiliated Index Provider Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.
Corgi FTSE International Developed Corporate Bond ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.
Corgi FTSE International Developed Corporate Bond ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk. During periods of falling interest rates, an issuer of a callable debt obligation held by the Fund may "call" or repay the debt obligation before its stated maturity, and the Fund may have to reinvest the proceeds in instruments with lower yields.
Corgi FTSE International Developed Corporate Bond ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent the Fund's underlying Index concentrates in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be more susceptible to risks of adverse economic, business, regulatory, or other developments affecting that industry or group of industries than a more broadly diversified fund.
Corgi FTSE International Developed Corporate Bond ETF | Foreign Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Issuer Risk. Investments in securities of foreign issuers, including U.S. dollar-denominated issues, are subject to political, economic, regulatory, disclosure and enforcement risks that differ from U.S. investments. When a foreign market in which the Fund's underlying securities trade is closed while the Exchange is open, events may cause the value of those securities to change from their last quoted prices in the closed market. As a result, the market price of Shares may differ from the underlying value of those Shares, and premiums or discounts to NAV may widen. Limited ability to trade the underlying securities during these periods may also impair arbitrage and price discovery.
Corgi FTSE International Developed Corporate Bond ETF | Corporate Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Corporate Bond Risk. Corporate bonds are subject to the risk that the issuer may not be able to make timely interest and principal payments. The value of corporate bonds may be affected by factors such as credit ratings, business and financial conditions of the issuer, and overall market conditions.
Corgi FTSE International Developed Corporate Bond ETF | Financial Services Industries Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Financial Services Industries Risk. Financial services issuers, including banks, insurers and other financial companies, are sensitive to credit losses, changes in interest rates, funding availability, borrower defaults, regulatory requirements and confidence in the financial system. Adverse developments affecting these issuers may have a greater effect on the Fund when its exposure to these industries is substantial.
Corgi FTSE International Developed Corporate Bond ETF | Investment Grade Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Grade Securities Risk. Investment-grade bonds are generally considered to present lower credit risk than below-investment-grade bonds, but they remain subject to credit risk, downgrade risk, and liquidity risk. Bonds rated at the lower end of investment grade may be more sensitive to changes in economic conditions and more likely to be downgraded to below investment grade (“fallen angels”), which can increase volatility and reduce liquidity.
Corgi FTSE International Developed Corporate Bond ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk. The Fund invests primarily in bonds denominated in currencies other than the U.S. dollar. Changes in exchange rates directly affect the U.S. dollar value of those investments and may reduce the Fund's NAV. Although the Fund seeks to hedge substantially all of this currency exposure to the U.S. dollar, its hedges may be imperfect, and residual currency exposure may cause losses.
Corgi FTSE International Developed Corporate Bond ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The Fund may invest in securities of non-U.S. issuers. Investments in securities of non-U.S. issuers are subject to risks not typically associated with investments in U.S. securities, including adverse political, social, and economic developments, differing regulatory environments, and greater market volatility.
Corgi FTSE International Developed Corporate Bond ETF | Currency Hedging and Forward Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Hedging and Forward Contracts Risk. Currency hedges may not fully offset exchange-rate changes and may reduce gains that would otherwise result from favorable currency movements. Foreign currency forward contracts expose the Fund to counterparty default, settlement, liquidity and valuation risks. Differences in hedge timing, amounts, rates and costs may cause the Fund to deviate from its Index, and hedges can produce losses even when the underlying bonds increase in value.
Corgi FTSE International Developed Corporate Bond ETF | Corgi Geographic Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Geographic Concentration Risk. The Fund's investments may be concentrated in one or more countries or geographic regions. As a result, the Fund may be more susceptible to the economic, political, regulatory, and other conditions or events affecting those countries or regions.
Corgi FTSE International Developed Corporate Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment.
Corgi FTSE International Developed Corporate Bond ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.
Corgi FTSE International DM Sovereign Bond ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi FTSE International DM Sovereign Bond ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.
Corgi FTSE International DM Sovereign Bond ETF | Corgi Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.
Corgi FTSE International DM Sovereign Bond ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.
Corgi FTSE International DM Sovereign Bond ETF | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.
Corgi FTSE International DM Sovereign Bond ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.
Corgi FTSE International DM Sovereign Bond ETF | AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.
Corgi FTSE International DM Sovereign Bond ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]	• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.
Corgi FTSE International DM Sovereign Bond ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]	• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.
Corgi FTSE International DM Sovereign Bond ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]	• Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.
Corgi FTSE International DM Sovereign Bond ETF | Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.
Corgi FTSE International DM Sovereign Bond ETF | Index Calculation and Methodology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.
Corgi FTSE International DM Sovereign Bond ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.
Corgi FTSE International DM Sovereign Bond ETF | Corgi Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.
Corgi FTSE International DM Sovereign Bond ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.
Corgi FTSE International DM Sovereign Bond ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.
Corgi FTSE International DM Sovereign Bond ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.
Corgi FTSE International DM Sovereign Bond ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.
Corgi FTSE International DM Sovereign Bond ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.
Corgi FTSE International DM Sovereign Bond ETF | Operational and Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.
Corgi FTSE International DM Sovereign Bond ETF | Passive Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.
Corgi FTSE International DM Sovereign Bond ETF | Sampling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sampling Risk. Because the Fund uses representative sampling, it may hold fewer securities than the Index and may hold securities in different proportions. The selected portfolio may not match the Index's investment characteristics or performance. The Adviser's selection decisions and constraints on trading or security availability may cause the Fund to underperform the Index or increase tracking error compared with holding all Index securities in their Index weights.
Corgi FTSE International DM Sovereign Bond ETF | Third-Party Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.
Corgi FTSE International DM Sovereign Bond ETF | Tracking Difference and Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.
Corgi FTSE International DM Sovereign Bond ETF | Unaffiliated Index Provider Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.
Corgi FTSE International DM Sovereign Bond ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.
Corgi FTSE International DM Sovereign Bond ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent the Fund's underlying Index concentrates in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be more susceptible to risks of adverse economic, business, regulatory, or other developments affecting that industry or group of industries than a more broadly diversified fund.
Corgi FTSE International DM Sovereign Bond ETF | Foreign Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Issuer Risk. Investments in securities of foreign issuers, including U.S. dollar-denominated issues, are subject to political, economic, regulatory, disclosure and enforcement risks that differ from U.S. investments. When a foreign market in which the Fund's underlying securities trade is closed while the Exchange is open, events may cause the value of those securities to change from their last quoted prices in the closed market. As a result, the market price of Shares may differ from the underlying value of those Shares, and premiums or discounts to NAV may widen. Limited ability to trade the underlying securities during these periods may also impair arbitrage and price discovery.
Corgi FTSE International DM Sovereign Bond ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk. Because the Fund invests in securities denominated in foreign currencies, changes in foreign currency exchange rates may significantly affect the Fund's NAV.
Corgi FTSE International DM Sovereign Bond ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. The Fund may invest in securities of non-U.S. issuers. Investments in securities of non-U.S. issuers are subject to risks not typically associated with investments in U.S. securities, including adverse political, social, and economic developments, differing regulatory environments, and greater market volatility.
Corgi FTSE International DM Sovereign Bond ETF | Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sovereign Debt Risk. Investments in sovereign debt are subject to the risk that the governmental entity that controls repayment may be unable or unwilling to repay principal and/or interest when due. Political conditions, debt burdens, and currency instability may affect sovereign issuers' willingness or ability to pay.
Corgi FTSE International DM Sovereign Bond ETF | Currency Hedging and Forward Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Hedging and Forward Contracts Risk. Currency hedges may not fully offset exchange-rate changes and may reduce gains that would otherwise result from favorable currency movements. Foreign currency forward contracts expose the Fund to counterparty default, settlement, liquidity and valuation risks. Differences in hedge timing, amounts, rates and costs may cause the Fund to deviate from its Index, and hedges can produce losses even when the underlying bonds increase in value.
Corgi FTSE International DM Sovereign Bond ETF | Corgi Geographic Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Geographic Concentration Risk. The Fund's investments may be concentrated in one or more countries or geographic regions. As a result, the Fund may be more susceptible to the economic, political, regulatory, and other conditions or events affecting those countries or regions.
Corgi FTSE International DM Sovereign Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment.
Corgi FTSE International DM Sovereign Bond ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.
Corgi FTSE 20+ Year U.S. Treasury Bond ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi FTSE 20+ Year U.S. Treasury Bond ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.
Corgi FTSE 20+ Year U.S. Treasury Bond ETF | Corgi Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.
Corgi FTSE 20+ Year U.S. Treasury Bond ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.
Corgi FTSE 20+ Year U.S. Treasury Bond ETF | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.
Corgi FTSE 20+ Year U.S. Treasury Bond ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.
Corgi FTSE 20+ Year U.S. Treasury Bond ETF | AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.
Corgi FTSE 20+ Year U.S. Treasury Bond ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]	• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.
Corgi FTSE 20+ Year U.S. Treasury Bond ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]	• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.
Corgi FTSE 20+ Year U.S. Treasury Bond ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]	• Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.
Corgi FTSE 20+ Year U.S. Treasury Bond ETF | Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.
Corgi FTSE 20+ Year U.S. Treasury Bond ETF | Index Calculation and Methodology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.
Corgi FTSE 20+ Year U.S. Treasury Bond ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.
Corgi FTSE 20+ Year U.S. Treasury Bond ETF | Corgi Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.
Corgi FTSE 20+ Year U.S. Treasury Bond ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.
Corgi FTSE 20+ Year U.S. Treasury Bond ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.
Corgi FTSE 20+ Year U.S. Treasury Bond ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.
Corgi FTSE 20+ Year U.S. Treasury Bond ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.
Corgi FTSE 20+ Year U.S. Treasury Bond ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.
Corgi FTSE 20+ Year U.S. Treasury Bond ETF | Operational and Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.
Corgi FTSE 20+ Year U.S. Treasury Bond ETF | Passive Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.
Corgi FTSE 20+ Year U.S. Treasury Bond ETF | Sampling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sampling Risk. Because the Fund uses representative sampling, it may hold fewer securities than the Index and may hold securities in different proportions. The selected portfolio may not match the Index's investment characteristics or performance. The Adviser's selection decisions and constraints on trading or security availability may cause the Fund to underperform the Index or increase tracking error compared with holding all Index securities in their Index weights.
Corgi FTSE 20+ Year U.S. Treasury Bond ETF | Third-Party Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.
Corgi FTSE 20+ Year U.S. Treasury Bond ETF | Tracking Difference and Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.
Corgi FTSE 20+ Year U.S. Treasury Bond ETF | Unaffiliated Index Provider Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.
Corgi FTSE 20+ Year U.S. Treasury Bond ETF | U.S. Treasury Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Changes in the U.S. government's financial condition or credit rating may cause the value of U.S. Treasury obligations to decline. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity, but the market value of such securities is not guaranteed and may fluctuate. Although U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal.
Corgi FTSE 20+ Year U.S. Treasury Bond ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.
Corgi FTSE 20+ Year U.S. Treasury Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment.
Corgi FTSE 20+ Year U.S. Treasury Bond ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.
Corgi FTSE U.S. Treasury Bond ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi FTSE U.S. Treasury Bond ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.
Corgi FTSE U.S. Treasury Bond ETF | Corgi Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.
Corgi FTSE U.S. Treasury Bond ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.
Corgi FTSE U.S. Treasury Bond ETF | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.
Corgi FTSE U.S. Treasury Bond ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.
Corgi FTSE U.S. Treasury Bond ETF | AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.
Corgi FTSE U.S. Treasury Bond ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]	• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.
Corgi FTSE U.S. Treasury Bond ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]	• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.
Corgi FTSE U.S. Treasury Bond ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]	• Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.
Corgi FTSE U.S. Treasury Bond ETF | Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.
Corgi FTSE U.S. Treasury Bond ETF | Index Calculation and Methodology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.
Corgi FTSE U.S. Treasury Bond ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.
Corgi FTSE U.S. Treasury Bond ETF | Corgi Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.
Corgi FTSE U.S. Treasury Bond ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.
Corgi FTSE U.S. Treasury Bond ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.
Corgi FTSE U.S. Treasury Bond ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.
Corgi FTSE U.S. Treasury Bond ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.
Corgi FTSE U.S. Treasury Bond ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.
Corgi FTSE U.S. Treasury Bond ETF | Operational and Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.
Corgi FTSE U.S. Treasury Bond ETF | Passive Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.
Corgi FTSE U.S. Treasury Bond ETF | Sampling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sampling Risk. Because the Fund uses representative sampling, it may hold fewer securities than the Index and may hold securities in different proportions. The selected portfolio may not match the Index's investment characteristics or performance. The Adviser's selection decisions and constraints on trading or security availability may cause the Fund to underperform the Index or increase tracking error compared with holding all Index securities in their Index weights.
Corgi FTSE U.S. Treasury Bond ETF | Third-Party Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.
Corgi FTSE U.S. Treasury Bond ETF | Tracking Difference and Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.
Corgi FTSE U.S. Treasury Bond ETF | Unaffiliated Index Provider Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.
Corgi FTSE U.S. Treasury Bond ETF | U.S. Treasury Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Changes in the U.S. government's financial condition or credit rating may cause the value of U.S. Treasury obligations to decline. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity, but the market value of such securities is not guaranteed and may fluctuate. Although U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal.
Corgi FTSE U.S. Treasury Bond ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.
Corgi FTSE U.S. Treasury Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment.
Corgi FTSE U.S. Treasury Bond ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.
Corgi FTSE U.S. TIPS Bond ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi FTSE U.S. TIPS Bond ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.
Corgi FTSE U.S. TIPS Bond ETF | Corgi Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.
Corgi FTSE U.S. TIPS Bond ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.
Corgi FTSE U.S. TIPS Bond ETF | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.
Corgi FTSE U.S. TIPS Bond ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.
Corgi FTSE U.S. TIPS Bond ETF | AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.
Corgi FTSE U.S. TIPS Bond ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]	• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.
Corgi FTSE U.S. TIPS Bond ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]	• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.
Corgi FTSE U.S. TIPS Bond ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]	• Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.
Corgi FTSE U.S. TIPS Bond ETF | Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.
Corgi FTSE U.S. TIPS Bond ETF | Index Calculation and Methodology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.
Corgi FTSE U.S. TIPS Bond ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.
Corgi FTSE U.S. TIPS Bond ETF | Corgi Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.
Corgi FTSE U.S. TIPS Bond ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.
Corgi FTSE U.S. TIPS Bond ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.
Corgi FTSE U.S. TIPS Bond ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.
Corgi FTSE U.S. TIPS Bond ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.
Corgi FTSE U.S. TIPS Bond ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.
Corgi FTSE U.S. TIPS Bond ETF | Operational and Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.
Corgi FTSE U.S. TIPS Bond ETF | Passive Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.
Corgi FTSE U.S. TIPS Bond ETF | Sampling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sampling Risk. Because the Fund uses representative sampling, it may hold fewer securities than the Index and may hold securities in different proportions. The selected portfolio may not match the Index's investment characteristics or performance. The Adviser's selection decisions and constraints on trading or security availability may cause the Fund to underperform the Index or increase tracking error compared with holding all Index securities in their Index weights.
Corgi FTSE U.S. TIPS Bond ETF | Third-Party Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.
Corgi FTSE U.S. TIPS Bond ETF | Tracking Difference and Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.
Corgi FTSE U.S. TIPS Bond ETF | Unaffiliated Index Provider Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.
Corgi FTSE U.S. TIPS Bond ETF | U.S. Treasury Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Changes in the U.S. government's financial condition or credit rating may cause the value of U.S. Treasury obligations to decline. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity, but the market value of such securities is not guaranteed and may fluctuate. Although U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal.
Corgi FTSE U.S. TIPS Bond ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.
Corgi FTSE U.S. TIPS Bond ETF | Inflation-Indexed Bonds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation-Indexed Bonds Risk. The principal value of an investment in the Fund is not protected or otherwise guaranteed by virtue of the Fund's investments in inflation-indexed bonds. The value of inflation-indexed securities generally fluctuates with changes in real interest rates, decreasing when real interest rates rise and increasing when real interest rates fall. If the Fund purchases TIPS in the secondary market and the bonds' principal values previously were adjusted upward, but then there is a period of declining inflation rates, the Fund may receive at maturity less than it invested.
Corgi FTSE U.S. TIPS Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment.
Corgi FTSE U.S. TIPS Bond ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.
Corgi FTSE U.S. Aggregate Bond ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi FTSE U.S. Aggregate Bond ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.
Corgi FTSE U.S. Aggregate Bond ETF | Corgi Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.
Corgi FTSE U.S. Aggregate Bond ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.
Corgi FTSE U.S. Aggregate Bond ETF | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.
Corgi FTSE U.S. Aggregate Bond ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.
Corgi FTSE U.S. Aggregate Bond ETF | AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.
Corgi FTSE U.S. Aggregate Bond ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]	• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.
Corgi FTSE U.S. Aggregate Bond ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]	• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.
Corgi FTSE U.S. Aggregate Bond ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]	• Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.
Corgi FTSE U.S. Aggregate Bond ETF | Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.
Corgi FTSE U.S. Aggregate Bond ETF | Index Calculation and Methodology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.
Corgi FTSE U.S. Aggregate Bond ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.
Corgi FTSE U.S. Aggregate Bond ETF | Corgi Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.
Corgi FTSE U.S. Aggregate Bond ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.
Corgi FTSE U.S. Aggregate Bond ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.
Corgi FTSE U.S. Aggregate Bond ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.
Corgi FTSE U.S. Aggregate Bond ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.
Corgi FTSE U.S. Aggregate Bond ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.
Corgi FTSE U.S. Aggregate Bond ETF | Operational and Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.
Corgi FTSE U.S. Aggregate Bond ETF | Passive Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.
Corgi FTSE U.S. Aggregate Bond ETF | Sampling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sampling Risk. Because the Fund uses representative sampling, it may hold fewer securities than the Index and may hold securities in different proportions. The selected portfolio may not match the Index's investment characteristics or performance. The Adviser's selection decisions and constraints on trading or security availability may cause the Fund to underperform the Index or increase tracking error compared with holding all Index securities in their Index weights.
Corgi FTSE U.S. Aggregate Bond ETF | Third-Party Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.
Corgi FTSE U.S. Aggregate Bond ETF | Tracking Difference and Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.
Corgi FTSE U.S. Aggregate Bond ETF | Unaffiliated Index Provider Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.
Corgi FTSE U.S. Aggregate Bond ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.
Corgi FTSE U.S. Aggregate Bond ETF | Agency Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Agency Securities Risk. Some U.S. government agency and instrumentality securities, including securities issued or guaranteed by Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the United States. The issuer or guarantor may be unable to meet its obligations, and there is no assurance of U.S. government financial support beyond legally binding commitments. Government guarantees do not protect the market value of securities or Shares.
Corgi FTSE U.S. Aggregate Bond ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk. During periods of falling interest rates, an issuer of a callable debt obligation held by the Fund may "call" or repay the debt obligation before its stated maturity, and the Fund may have to reinvest the proceeds in instruments with lower yields, which would result in a decline in the Fund's income.
Corgi FTSE U.S. Aggregate Bond ETF | Commercial Mortgage-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commercial Mortgage-Backed Securities Risk. Commercial mortgage-backed securities are subject to default and losses on the underlying commercial real estate loans. Declining property values, occupancy or rental income, or difficulty refinancing loans, may reduce their value. Their prepayment, extension and liquidity risks may differ from those of other fixed-income securities.
Corgi FTSE U.S. Aggregate Bond ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent the Fund's underlying Index concentrates in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be more susceptible to risks of adverse economic, business, regulatory, or other developments affecting that industry or group of industries than a more broadly diversified fund.
Corgi FTSE U.S. Aggregate Bond ETF | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension Risk. During periods of rising interest rates, certain debt obligations may be paid off more slowly than expected, as longer-than-expected maturities may increase the volatility of the Fund's investments.
Corgi FTSE U.S. Aggregate Bond ETF | Foreign Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Issuer Risk. Investments in securities of foreign issuers, including U.S. dollar-denominated issues, are subject to political, economic, regulatory, disclosure and enforcement risks that differ from U.S. investments. When a foreign market in which the Fund's underlying securities trade is closed while the Exchange is open, events may cause the value of those securities to change from their last quoted prices in the closed market. As a result, the market price of Shares may differ from the underlying value of those Shares, and premiums or discounts to NAV may widen. Limited ability to trade the underlying securities during these periods may also impair arbitrage and price discovery.
Corgi FTSE U.S. Aggregate Bond ETF | Mortgage-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mortgage-Backed Securities Risk. Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. During periods of declining interest rates, prepayment of underlying mortgages generally increases, which may cause the average anticipated maturity of the mortgage-backed securities to decrease and the Fund to have to reinvest the resulting proceeds at lower interest rates.
Corgi FTSE U.S. Aggregate Bond ETF | Corgi Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk. During periods of falling interest rates, issuers of certain debt obligations may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower-yielding instruments.
Corgi FTSE U.S. Aggregate Bond ETF | TBA Transactions and Dollar Roll Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	TBA Transactions and Dollar Roll Risk. The mortgage pools delivered in a TBA transaction may be less favorable than expected, and a counterparty may fail to perform. Market prices may move adversely before settlement. In a dollar roll, the Fund forgoes principal and interest payments on the securities sold and may receive securities with different prepayment characteristics. The price difference and income from reinvesting the proceeds may not offset forgone payments, costs or losses. Dollar rolls can create leverage, magnify losses and increase turnover and tracking differences.
Corgi FTSE U.S. Aggregate Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment.
Corgi FTSE U.S. Aggregate Bond ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.
Corgi FTSE U.S. IG Corporate Bond ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi FTSE U.S. IG Corporate Bond ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.
Corgi FTSE U.S. IG Corporate Bond ETF | Corgi Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.
Corgi FTSE U.S. IG Corporate Bond ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.
Corgi FTSE U.S. IG Corporate Bond ETF | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.
Corgi FTSE U.S. IG Corporate Bond ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.
Corgi FTSE U.S. IG Corporate Bond ETF | AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.
Corgi FTSE U.S. IG Corporate Bond ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]	• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.
Corgi FTSE U.S. IG Corporate Bond ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]	• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.
Corgi FTSE U.S. IG Corporate Bond ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]	• Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.
Corgi FTSE U.S. IG Corporate Bond ETF | Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.
Corgi FTSE U.S. IG Corporate Bond ETF | Index Calculation and Methodology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.
Corgi FTSE U.S. IG Corporate Bond ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.
Corgi FTSE U.S. IG Corporate Bond ETF | Corgi Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.
Corgi FTSE U.S. IG Corporate Bond ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.
Corgi FTSE U.S. IG Corporate Bond ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.
Corgi FTSE U.S. IG Corporate Bond ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.
Corgi FTSE U.S. IG Corporate Bond ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.
Corgi FTSE U.S. IG Corporate Bond ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.
Corgi FTSE U.S. IG Corporate Bond ETF | Operational and Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.
Corgi FTSE U.S. IG Corporate Bond ETF | Passive Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.
Corgi FTSE U.S. IG Corporate Bond ETF | Sampling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sampling Risk. Because the Fund uses representative sampling, it may hold fewer securities than the Index and may hold securities in different proportions. The selected portfolio may not match the Index's investment characteristics or performance. The Adviser's selection decisions and constraints on trading or security availability may cause the Fund to underperform the Index or increase tracking error compared with holding all Index securities in their Index weights.
Corgi FTSE U.S. IG Corporate Bond ETF | Third-Party Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.
Corgi FTSE U.S. IG Corporate Bond ETF | Tracking Difference and Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.
Corgi FTSE U.S. IG Corporate Bond ETF | Unaffiliated Index Provider Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.
Corgi FTSE U.S. IG Corporate Bond ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.
Corgi FTSE U.S. IG Corporate Bond ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk. During periods of falling interest rates, an issuer of a callable debt obligation held by the Fund may "call" or repay the debt obligation before its stated maturity, and the Fund may have to reinvest the proceeds in instruments with lower yields.
Corgi FTSE U.S. IG Corporate Bond ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent the Fund's underlying Index concentrates in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be more susceptible to risks of adverse economic, business, regulatory, or other developments affecting that industry or group of industries than a more broadly diversified fund.
Corgi FTSE U.S. IG Corporate Bond ETF | Foreign Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Issuer Risk. The Fund may invest in securities of non-U.S. issuers. Investments in securities of non-U.S. issuers are subject to risks not typically associated with investments in U.S. securities, including adverse political, social, and economic developments and differing regulatory environments. When a foreign market in which the Fund's underlying securities trade is closed while the Exchange is open, events may cause the value of those securities to change from their last quoted prices in the closed market. As a result, the market price of Shares may differ from the underlying value of those Shares, and premiums or discounts to NAV may widen. Limited ability to trade the underlying securities during these periods may also impair arbitrage and price discovery.
Corgi FTSE U.S. IG Corporate Bond ETF | Corporate Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Corporate Bond Risk. Corporate bonds are subject to the risk that the issuer may not be able to make timely interest and principal payments. The value of corporate bonds may be affected by factors such as credit ratings, business and financial conditions of the issuer, and overall market conditions.
Corgi FTSE U.S. IG Corporate Bond ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund may invest up to 10% of its assets in futures, options, and swap contracts that the Adviser believes will help the Fund track the Index. Derivatives can be more volatile than the underlying securities and may behave in unexpected ways, especially in unusual market conditions. The use of derivatives may magnify gains or losses, create counterparty risk if a derivatives counterparty fails to perform, expose the Fund to settlement delays and collateral requirements, and result in tax treatment that differs from direct holdings of the underlying securities. The Fund's use of derivatives may also produce tracking error relative to the Index, particularly if the cost or availability of the derivative differs materially from the underlying exposure.
Corgi FTSE U.S. IG Corporate Bond ETF | Financial Services Industries Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Financial Services Industries Risk. Financial services issuers, including banks, insurers and other financial companies, are sensitive to credit losses, changes in interest rates, funding availability, borrower defaults, regulatory requirements and confidence in the financial system. Adverse developments affecting these issuers may have a greater effect on the Fund when its exposure to these industries is substantial.
Corgi FTSE U.S. IG Corporate Bond ETF | Investment Grade Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Grade Securities Risk. Investment-grade bonds are generally considered to present lower credit risk than below-investment-grade bonds, but they remain subject to credit risk, downgrade risk, and liquidity risk. Bonds rated at the lower end of investment grade may be more sensitive to changes in economic conditions and more likely to be downgraded to below investment grade (“fallen angels”), which can increase volatility and reduce liquidity.
Corgi FTSE U.S. IG Corporate Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment.
Corgi FTSE U.S. IG Corporate Bond ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.
Corgi FTSE 5-10 Year IG Corporate Bond ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi FTSE 5-10 Year IG Corporate Bond ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.
Corgi FTSE 5-10 Year IG Corporate Bond ETF | Corgi Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.
Corgi FTSE 5-10 Year IG Corporate Bond ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.
Corgi FTSE 5-10 Year IG Corporate Bond ETF | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.
Corgi FTSE 5-10 Year IG Corporate Bond ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.
Corgi FTSE 5-10 Year IG Corporate Bond ETF | AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.
Corgi FTSE 5-10 Year IG Corporate Bond ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]	• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.
Corgi FTSE 5-10 Year IG Corporate Bond ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]	• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.
Corgi FTSE 5-10 Year IG Corporate Bond ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]	• Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.
Corgi FTSE 5-10 Year IG Corporate Bond ETF | Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.
Corgi FTSE 5-10 Year IG Corporate Bond ETF | Index Calculation and Methodology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.
Corgi FTSE 5-10 Year IG Corporate Bond ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.
Corgi FTSE 5-10 Year IG Corporate Bond ETF | Corgi Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.
Corgi FTSE 5-10 Year IG Corporate Bond ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.
Corgi FTSE 5-10 Year IG Corporate Bond ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.
Corgi FTSE 5-10 Year IG Corporate Bond ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.
Corgi FTSE 5-10 Year IG Corporate Bond ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.
Corgi FTSE 5-10 Year IG Corporate Bond ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.
Corgi FTSE 5-10 Year IG Corporate Bond ETF | Operational and Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.
Corgi FTSE 5-10 Year IG Corporate Bond ETF | Passive Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.
Corgi FTSE 5-10 Year IG Corporate Bond ETF | Sampling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sampling Risk. Because the Fund uses representative sampling, it may hold fewer securities than the Index and may hold securities in different proportions. The selected portfolio may not match the Index's investment characteristics or performance. The Adviser's selection decisions and constraints on trading or security availability may cause the Fund to underperform the Index or increase tracking error compared with holding all Index securities in their Index weights.
Corgi FTSE 5-10 Year IG Corporate Bond ETF | Third-Party Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.
Corgi FTSE 5-10 Year IG Corporate Bond ETF | Tracking Difference and Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.
Corgi FTSE 5-10 Year IG Corporate Bond ETF | Unaffiliated Index Provider Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.
Corgi FTSE 5-10 Year IG Corporate Bond ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.
Corgi FTSE 5-10 Year IG Corporate Bond ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk. During periods of falling interest rates, an issuer of a callable debt obligation held by the Fund may "call" or repay the debt obligation before its stated maturity, and the Fund may have to reinvest the proceeds in instruments with lower yields.
Corgi FTSE 5-10 Year IG Corporate Bond ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent the Fund's underlying Index concentrates in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be more susceptible to risks of adverse economic, business, regulatory, or other developments affecting that industry or group of industries than a more broadly diversified fund.
Corgi FTSE 5-10 Year IG Corporate Bond ETF | Foreign Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Issuer Risk. The Fund may invest in securities of non-U.S. issuers. Investments in securities of non-U.S. issuers are subject to risks not typically associated with investments in U.S. securities, including adverse political, social, and economic developments and differing regulatory environments. When a foreign market in which the Fund's underlying securities trade is closed while the Exchange is open, events may cause the value of those securities to change from their last quoted prices in the closed market. As a result, the market price of Shares may differ from the underlying value of those Shares, and premiums or discounts to NAV may widen. Limited ability to trade the underlying securities during these periods may also impair arbitrage and price discovery.
Corgi FTSE 5-10 Year IG Corporate Bond ETF | Corporate Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Corporate Bond Risk. Corporate bonds are subject to the risk that the issuer may not be able to make timely interest and principal payments. The value of corporate bonds may be affected by factors such as credit ratings, business and financial conditions of the issuer, and overall market conditions.
Corgi FTSE 5-10 Year IG Corporate Bond ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund may invest up to 10% of its assets in futures, options, and swap contracts that the Adviser believes will help the Fund track the Index. Derivatives can be more volatile than the underlying securities and may behave in unexpected ways, especially in unusual market conditions. The use of derivatives may magnify gains or losses, create counterparty risk if a derivatives counterparty fails to perform, expose the Fund to settlement delays and collateral requirements, and result in tax treatment that differs from direct holdings of the underlying securities. The Fund's use of derivatives may also produce tracking error relative to the Index, particularly if the cost or availability of the derivative differs materially from the underlying exposure.
Corgi FTSE 5-10 Year IG Corporate Bond ETF | Financial Services Industries Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Financial Services Industries Risk. Financial services issuers, including banks, insurers and other financial companies, are sensitive to credit losses, changes in interest rates, funding availability, borrower defaults, regulatory requirements and confidence in the financial system. Adverse developments affecting these issuers may have a greater effect on the Fund when its exposure to these industries is substantial.
Corgi FTSE 5-10 Year IG Corporate Bond ETF | Investment Grade Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Grade Securities Risk. Investment-grade bonds are generally considered to present lower credit risk than below-investment-grade bonds, but they remain subject to credit risk, downgrade risk, and liquidity risk. Bonds rated at the lower end of investment grade may be more sensitive to changes in economic conditions and more likely to be downgraded to below investment grade (“fallen angels”), which can increase volatility and reduce liquidity.
Corgi FTSE 5-10 Year IG Corporate Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment.
Corgi FTSE 5-10 Year IG Corporate Bond ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.
Corgi FTSE 10+ Year IG Corporate Bond ETF
Prospectus [Line Items]
Risk [Text Block]	The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.
Corgi FTSE 10+ Year IG Corporate Bond ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cash Transaction Risk. The Fund may effect creations and redemptions partly or wholly for cash rather than in kind. As a result, the Fund may incur certain costs, such as brokerage expenses, and may recognize taxable gains or losses that it might not have incurred if it had made redemptions in kind. These costs may decrease the Fund's NAV to the extent that the costs are not offset by transaction fees charged to authorized participants. Cash transactions may also reduce the tax efficiency typically associated with ETFs that redeem in kind.
Corgi FTSE 10+ Year IG Corporate Bond ETF | Corgi Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The issuer of a fixed-income security may fail to make timely payments of interest or principal, or the issuer's credit rating may be downgraded. Changes in an issuer's financial condition or credit quality may adversely affect the value of its securities. Securities receiving the lowest investment-grade rating, and securities that are unrated but of comparable quality, may have more speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments.
Corgi FTSE 10+ Year IG Corporate Bond ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt Securities Risk. The value of debt securities may rise or fall due to market fluctuations, increases in interest rates, the actual or perceived inability or unwillingness of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments, or reduced liquidity in debt markets. Debt securities also involve the risk of lower returns due to reinvestment during periods of declining interest rates or early repayments by issuers of higher coupon or interest rate securities, and/or the risk of reduced income when interest rates fall. When interest rates rise, certain underlying obligations may be repaid substantially more slowly than expected and the value of those securities may decline sharply. Rising interest rates may cause the value of the Fund's fixed income securities to decrease, may adversely affect their liquidity, and may increase fixed income market volatility. If principal is prepaid sooner than anticipated, the Fund may need to reinvest that principal in obligations with lower interest rates. During periods of falling interest rates, the Fund's income may decrease. Interest rate changes generally have a greater impact on longer-duration debt securities. Returns from debt securities investments may lag returns from other investment alternatives, including equity securities.
Corgi FTSE 10+ Year IG Corporate Bond ETF | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk. Duration is a measure of a Fund's price sensitivity to changes in interest rates. The longer a Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the value of a security with a duration of five years would generally be expected to decrease by approximately 5% for every 1% increase in interest rates, and to increase by approximately 5% for every 1% decrease in interest rates. Funds with longer durations are generally subject to greater interest-rate sensitivity than funds with shorter durations.
Corgi FTSE 10+ Year IG Corporate Bond ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.
Corgi FTSE 10+ Year IG Corporate Bond ETF | AP and Market Maker Dependence Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.
Corgi FTSE 10+ Year IG Corporate Bond ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]	• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.
Corgi FTSE 10+ Year IG Corporate Bond ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]	• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.
Corgi FTSE 10+ Year IG Corporate Bond ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]	• Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.
Corgi FTSE 10+ Year IG Corporate Bond ETF | Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Income Risk. The Fund's income may decrease due to declining interest rates or other factors. During periods of falling interest rates, issuers of securities held by the Fund may call or redeem those securities, and the Fund would generally need to reinvest the proceeds in securities that pay lower interest rates. If an obligation held by the Fund is prepaid, the Fund may be required to reinvest the prepaid principal in other obligations that generate income at lower rates.
Corgi FTSE 10+ Year IG Corporate Bond ETF | Index Calculation and Methodology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values.
Corgi FTSE 10+ Year IG Corporate Bond ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation Risk. Inflation reduces the purchasing power of income and principal. Higher inflation expectations can lead to higher interest rates, which generally would reduce the value of fixed-income securities and could adversely affect the Fund's returns.
Corgi FTSE 10+ Year IG Corporate Bond ETF | Corgi Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The value of the Fund's investments in fixed-income securities will generally decline when interest rates rise. The risk is greater for longer-duration bonds. A period of rising interest rates may negatively affect the Fund's performance. Securities with longer maturities tend to produce higher yields but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.
Corgi FTSE 10+ Year IG Corporate Bond ETF | Limited Shareholder Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited Shareholder Rights Risk. The Trust's governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. The Trust's Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders' ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.
Corgi FTSE 10+ Year IG Corporate Bond ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. Certain fixed-income investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking error.
Corgi FTSE 10+ Year IG Corporate Bond ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. The Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect the Fund and its investments.
Corgi FTSE 10+ Year IG Corporate Bond ETF | New Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.
Corgi FTSE 10+ Year IG Corporate Bond ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.
Corgi FTSE 10+ Year IG Corporate Bond ETF | Operational and Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.
Corgi FTSE 10+ Year IG Corporate Bond ETF | Passive Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.
Corgi FTSE 10+ Year IG Corporate Bond ETF | Sampling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sampling Risk. Because the Fund uses representative sampling, it may hold fewer securities than the Index and may hold securities in different proportions. The selected portfolio may not match the Index's investment characteristics or performance. The Adviser's selection decisions and constraints on trading or security availability may cause the Fund to underperform the Index or increase tracking error compared with holding all Index securities in their Index weights.
Corgi FTSE 10+ Year IG Corporate Bond ETF | Third-Party Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice.
Corgi FTSE 10+ Year IG Corporate Bond ETF | Tracking Difference and Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.
Corgi FTSE 10+ Year IG Corporate Bond ETF | Unaffiliated Index Provider Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund.
Corgi FTSE 10+ Year IG Corporate Bond ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. Certain portfolio holdings, and potentially a significant portion of the Fund's portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available, a portfolio holding may be valued using one of several available methods. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or if the holding were priced using market quotations. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available.
Corgi FTSE 10+ Year IG Corporate Bond ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk. During periods of falling interest rates, an issuer of a callable debt obligation held by the Fund may "call" or repay the debt obligation before its stated maturity, and the Fund may have to reinvest the proceeds in instruments with lower yields.
Corgi FTSE 10+ Year IG Corporate Bond ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent the Fund's underlying Index concentrates in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. A concentrated fund may be more susceptible to risks of adverse economic, business, regulatory, or other developments affecting that industry or group of industries than a more broadly diversified fund.
Corgi FTSE 10+ Year IG Corporate Bond ETF | Foreign Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Issuer Risk. The Fund may invest in securities of non-U.S. issuers. Investments in securities of non-U.S. issuers are subject to risks not typically associated with investments in U.S. securities, including adverse political, social, and economic developments and differing regulatory environments. When a foreign market in which the Fund's underlying securities trade is closed while the Exchange is open, events may cause the value of those securities to change from their last quoted prices in the closed market. As a result, the market price of Shares may differ from the underlying value of those Shares, and premiums or discounts to NAV may widen. Limited ability to trade the underlying securities during these periods may also impair arbitrage and price discovery.
Corgi FTSE 10+ Year IG Corporate Bond ETF | Corporate Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Corporate Bond Risk. Corporate bonds are subject to the risk that the issuer may not be able to make timely interest and principal payments. The value of corporate bonds may be affected by factors such as credit ratings, business and financial conditions of the issuer, and overall market conditions.
Corgi FTSE 10+ Year IG Corporate Bond ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund may invest up to 10% of its assets in futures, options, and swap contracts that the Adviser believes will help the Fund track the Index. Derivatives can be more volatile than the underlying securities and may behave in unexpected ways, especially in unusual market conditions. The use of derivatives may magnify gains or losses, create counterparty risk if a derivatives counterparty fails to perform, expose the Fund to settlement delays and collateral requirements, and result in tax treatment that differs from direct holdings of the underlying securities. The Fund's use of derivatives may also produce tracking error relative to the Index, particularly if the cost or availability of the derivative differs materially from the underlying exposure.
Corgi FTSE 10+ Year IG Corporate Bond ETF | Investment Grade Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Grade Securities Risk. Investment-grade bonds are generally considered to present lower credit risk than below-investment-grade bonds, but they remain subject to credit risk, downgrade risk, and liquidity risk. Bonds rated at the lower end of investment grade may be more sensitive to changes in economic conditions and more likely to be downgraded to below investment grade (“fallen angels”), which can increase volatility and reduce liquidity.
Corgi FTSE 10+ Year IG Corporate Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, you could lose all or part of your investment.
Corgi FTSE 10+ Year IG Corporate Bond ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. The Fund's performance may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting those issuers.